As filed with the Securities and Exchange Commission on October 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
 (Exact name of registrant as specified in charter)

3043 Towngate Road
Westlake Village, California  91361
 (Address of principal executive offices) (Zip code)

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Towngate Road
Westlake Village, California  91361
(Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the six months ended June 30, 2016, originally filed with the Securities and Exchange Commission on August 30, 2016. The purpose of this amendment is to include a detailed Schedule of Investments in Item 6 – Investments as of June 30, 2016 and updated certifications attached as Exhibit 99. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Semi-Annual Report
As of and for the six months ended June 30, 2016

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Assets and Liabilities
June 30, 2016 (Unaudited)

Assets:
Investments at fair value (cost $156,773,827)	$183,193,040
Receivable from PennyMac Loan Services, LLC	15,069,356
Other assets	3,322,224
Total assets	201,584,620

Liabilities:
Asset-backed financing at fair value (proceeds $74,658,100)	74,672,306
Payable to PennyMac Loan Services, LLC	632,960
Accrued expenses	397,765
Payable to Investment Manager	230,215
Other liabilities	227,078
Total liabilities	76,160,324

Partners' capital	$125,424,296

Partners' capital consists of:
Non-controlling Interest	$23,727,735
General Partner	42,432,685
Limited Partner	59,263,876
Total partners' capital	$125,424,296

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2016 (Unaudited)

INVESTMENTS - 146%*
INVESTMENTS IN NONAFFILIATES - 133%*

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,230,825	$1,814,734
Mortgage Loan ID#1000043569**	3.13%	9/1/2036	CA	1,506,793	1,335,097
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,221,972
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,348,206	1,003,727
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	931,799
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	908,634
Mortgage Loan ID#1000015179**	4.25%	10/1/2043	CT	873,780	731,823
Mortgage Loan ID#1000035099**	6.00%	7/1/2037	NY	999,000	697,943
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,863	693,208
Mortgage Loan ID#1000002189	5.13%	8/1/2055	NY	1,019,114	660,827
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	642,515
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	890,860	616,006
Mortgage Loan ID#1000043694**	3.38%	3/1/2056	CT	771,808	611,182
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	609,883
Mortgage Loan ID#1000015520**	8.00%	11/1/2037	GA	1,000,000	606,217
Mortgage Loan ID#1000043744**	3.50%	8/1/2055	CA	887,676	578,143
Mortgage Loan ID#1000034768**	3.25%	4/1/2036	NY	644,039	576,158
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	554,990
Mortgage Loan ID#1000002384	3.13%	11/1/2045	DC	738,636	549,363
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	546,394
Mortgage Loan ID#1000026020**	4.00%	6/1/2037	CA	550,425	546,311
Mortgage Loan ID#1000029315**	4.00%	4/1/2037	CA	618,984	518,905
Mortgage Loan ID#1000026032**	4.00%	12/1/2036	HI	420,101	509,686
Mortgage Loan ID#1000026795**	3.00%	1/1/2049	CA	563,607	501,326
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	489,599
Mortgage Loan ID#1000026305**	5.88%	10/1/2036	CA	594,045	487,151
Mortgage Loan ID#1000001651	3.00%	5/1/2055	FL	1,439,522	477,797
Mortgage Loan ID#1000034934**	2.00%	6/1/2054	NY	732,839	475,919
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	475,591
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	474,784
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	622,790	465,586
Mortgage Loan ID#1000043885**	5.50%	12/1/2055	MA	519,033	454,464
Mortgage Loan ID#1000035850**	2.00%	4/1/2055	NY	688,854	454,427
Mortgage Loan ID#1000038435**	5.38%	2/1/2056	CA	526,418	454,133
Mortgage Loan ID#1000025998**	3.00%	12/1/2053	CA	574,591	453,759
Mortgage Loan ID#1000002184	2.00%	5/1/2054	NY	763,182	452,040
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	768,935	450,783
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	449,690
Mortgage Loan ID#1000027234**	2.00%	1/1/2050	NY	666,598	440,944
Other**				206,520,195	118,955,842
				240,726,190	144,509,352

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2016 (Unaudited)

		Principal	Fair
Description	State	amount	value
Real estate acquired in settlement of loans
Property ID#1000043536**	MN	$860,000	$845,000
Property ID#1000027733**	IL	573,920	640,000
Property ID#1000027525	NJ	554,549	620,000
Property ID#1000001643**	FL	621,672	610,000
Property ID#1000027182**	NV	649,095	598,000
Property ID#1000026843	CA	536,000	560,000
Property ID#1002229087**	GA	545,063	475,000
Property ID#1000043755	MN	478,088	475,000
Property ID#1000001655**	NY	648,000	455,000
Property ID#1000016184	NJ	440,000	450,000
Other**		21,684,550	17,011,776
		27,590,937	22,739,776

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $140,829,915)		268,317,127	167,249,128

INVESTMENTS IN AFFILIATES - 13%*

Name of Issuer	Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^	$15,943,912	$15,943,912

TOTAL INVESTMENTS IN AFFILIATES (Cost $15,943,912)	15,943,912	15,943,912

TOTAL INVESTMENTS (Cost $156,773,827)		$183,193,912

LIABILITIES - 60%*
Description	Note interest rate	Maturity date	Principal amount	Fair value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^	4.00%	3/25/2055	$74,765,763	$74,672,306

TOTAL LIABILITIES (Proceeds $74,658,100)			74,765,763	74,672,306

Other assets in excess of other liabilities - 13%*				16,903,562

TOTAL PARTNERS' CAPITAL - 100%*				$125,424,296

* Percentages are stated as a percent of partners’ capital
**   Pledged as collateral for asset-backed financing, including $81,807,484 of $118,955,842 other mortgage loans and $13,174,890 of $17,011,776 other real estate acquired in settlement of loans (See Note 5)

^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

(Concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Operations
For the Six Months ended June 30, 2016 (Unaudited)

Investment income
Interest from mortgage loans	$14,000,858
Home Affordable Modification Program incentives	268,584
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	43,733
Other	20,704
Total investment income	14,333,879

Expenses:
Collection and liquidation expenses	2,668,210
Interest on asset-backed financing	1,646,281
Mortgage loan servicing fees to PennyMac Loan Services, LLC	1,092,960
Investment advisory fees to PennyMac Capital Management, LLC	485,783
Other mortgage loan servicing expenses	284,906
Professional fees	177,242
Directors' fees and expenses	141,105
Administration fees	112,908
Insurance	85,233
Custodian fees	30,919
Taxes	22,133
Trustee fees	21,672
Collateral valuation	17,606
Investment software licensing	13,970
Mortgage loan accounting fees	11,218
Registration fees	7,720
Total expenses before mortgage loan servicing fee rebate	6,819,866
Mortgage loan servicing fee rebate from PennyMac Loan Services, LLC	(148,183)
Net expenses	6,671,683
Net investment income	7,662,196
Net realized loss and change in unrealized (loss) gain on investments and asset-backed financing:
Net realized loss on investments	(7,203,011)
Net change in unrealized gain on investments	3,549,134
Net change in unrealized loss on asset-backed financing	(774,959)
Net realized loss and change in unrealized (loss) gain on investments
and asset-backed financing	(4,428,836)
Net increase in partners' capital resulting from operations	3,233,360
Less: increase in partners' capital resulting from operations attributable to
Non-controlling Interest	237,764
Net increase in partners' capital resulting from operations attributable to
General and Limited Partners	$2,995,596

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Six Months ended June 30, 2016 and Year ended December 31, 2015 (Unaudited)

	Non-controlling	General	Limited
	Interest	Partner	Partner	Total

Partners' capital, January 1, 2015	$26,764,463	$40,772,973	$228,041,135	$295,578,571
Distributions	(4,478,266)	-	(149,470,693)	(153,948,959)
Increase in partners' capital from operations:
Net investment income	5,490,685	140	9,456,412	14,947,237
Net realized (loss) gain on investments	(1,779,226)	49	3,962,650	2,183,473
Net change in unrealized gain on investments	(1,077,359)	(92)	(7,472,362)	(8,549,813)
Net change in unrealized gain on asset-backed financing	-	9	760,744	760,753
Net change in Carried Interest	-	1,122,441	(1,122,441)	-
Net increase in partners' capital from operations	2,634,100	1,122,547	5,585,003	9,341,650

Partners' capital, December 31, 2015	24,920,297	41,895,520	84,155,445	150,971,262
Distributions	(1,430,326)	-	(27,350,000)	(28,780,326)
Increase in partners' capital from operations:
Net investment income	1,987,806	137	5,674,253	7,662,196
Net realized loss on investments	(541,368)	(151)	(6,661,492)	(7,203,011)
Net change in unrealized (loss) gain on investments	(1,208,674)	108	4,757,700	3,549,134
Net change in unrealized loss on asset-backed financing	-	(18)	(774,941)	(774,959)
Net change in Carried Interest	-	537,089	(537,089)	-
Net increase in partners' capital from operations	237,764	537,165	2,458,431	3,233,360

Partners' capital, June 30, 2016	$23,727,735	$42,432,685	$59,263,876	$125,424,296

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Cash Flows
For the Six Months ended June 30, 2016 (Unaudited)

Cash flows from operating activities:

Net increase in partners' capital resulting from operations	$3,233,360

Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:

Accrual of unearned discount on mortgage loans	(8,827,072)
Capitalization of interest on mortgage loans	(3,564,595)
Net realized loss on investments	7,203,011
Net change in unrealized gain on investments	(3,549,134)
Net change in unrealized loss on asset-backed financing	774,959
Principal repayments on mortgage loans	5,171,519
Sales of real estate acquired in settlement of loans	14,306,698
Net change in short-term investment	27,287,262
Changes in other assets and liabilities:
Increase in receivable from PennyMac Loan Services, LLC	(547,042)
Decrease in other assets	220,414
Decrease in payable to PennyMac Loan Services, LLC	(93,793)
Decrease in accrued expenses	(17,374)
Decrease in payable to Investment Manager	(87,069)
Increase in other liabilities	1,233
Net cash provided by operating activities	41,512,377

Cash flows from financing activities:
Repayment of asset-backed financing	(12,732,051)
Distributions to Non-controlling Interest	(1,430,326)
Distributions to Limited Partner	(27,350,000)
Net cash used in financing activities	(41,512,377)

Net change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

Supplemental cash flow information:
Cash paid for interest on asset-backed financing	$1,645,047

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2016 and Years ended December 31, 2015, 2014, 2013, and 2012 (Unaudited)

For the six months ended June 30, 2016
	General Partner (1)	Limited Partner	Total
Total Return (2)(3)
Before Carried Interest	3.49%	5.04%	5.04%
Carried Interest (4)	1.31%	-0.92%	-
After Carried Interest	4.80%	4.12%	5.04%

Internal rate of return (5)	285.92%	9.81%	11.27%

Ratio of net investment income to weighted average partners capital (6)	12.37%	18.82%	18.82%

Ratio of expenses to weighted average partners' capital (1)(6)	12.05%	20.81%	20.81%
Carried Interest	-24,143.40%	0.89%	-
Ratio of expenses and carried interest to weighted average partners' capital	-24,131.35%	21.70%	20.81%

Partners' capital, end of period	$42,432,685	$59,263,876	$101,696,561
Portfolio turnover rate (3)			0.00%

For the year ended December 31, 2015
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	5.09%	5.43%	5.43%
Carried Interest (4)	2.70%	-0.89%	-
After Carried Interest	7.79%	4.54%	5.43%

Internal rate of return (5)	322.00%	9.83%	11.36%

Ratio of net investment income to weighted average
partners capital	6.55%	7.49%	7.49%

Ratio of expenses to weighted average partners' capital (1)	6.29%	10.09%	10.09%
Carried Interest	-52,330.73%	0.89%	-
Ratio of expenses and carried interest to weighted average partners' capital	-52,324.44%	10.98%	10.09%

Partners' capital, end of year	$41,895,520	$84,155,445	$126,050,965
Portfolio turnover rate			0.00%

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2016 and Years ended December 31, 2015, 2014, 2013, and 2012 (Unaudited)

For the year ended December 31, 2014
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (4)	1.47%	-0.36%	-
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (5)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average
partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners' capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-151,176.47%	5.41%	4.41%

Partners' capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

For the year ended December 31, 2013
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (4)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (5)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average
partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners' capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-430,447.38%	4.12%	1.68%

Partners' capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate			0.00%

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2016 and Years ended December 31, 2015, 2014, 2013, and 2012 (Unaudited)

For the year ended December 31, 2012
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average
partners capital	8.44%	6.57%	6.57%

Ratio of expenses to weighted average partners' capital (1)	0.83%	2.30%	2.30%
Carried Interest	-327,857.36%	1.39%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-327,856.53%	3.69%	2.30%

Partners' capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate			15.00%

(1)   In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)   Total return is calculated for each partner class taken as a whole. An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.
(3)   The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)   Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.
(5)   Annualized.
(6)   Not annualized.

(Concluded)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 47% of the Master Fund at June 30, 2016 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

•	PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and holds mortgage-backed securities resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•	PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as a Non-controlling Interest in the Master Fund (the “Non-controlling Interest”). The FDIC’s Non-controlling Interest in FNBN is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform mortgage loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the fair value of the mortgage loans that it acquires based on whether the acquired mortgage loans are performing or nonperforming:

•	The objective for performing mortgage loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a mortgage loan, the Master Fund may monetize the enhanced fair value through various disposition strategies.

•	When mortgage loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

Basis of Presentation
The Master Fund prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

Consolidation
The consolidated financial statements include the accounts of the Master Fund and the Mortgage Investments. Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and judgments that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an asset or liability at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values. Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.

Short-term Investment
The short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares is carried at fair value with changes in fair value recognized in current period results of operations.  Fair value is based on the fair value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Dividends on the short-term investment are accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Interest Income Recognition
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The Fund Administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Fund Administrator updates its cash flow estimates monthly.

Estimating cash flows requires a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing such inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s interest income.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP”). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as investment income when the Master Fund receives the incentive payments.

Asset-backed Financing
The Investment Manager has elected to carry asset-backed financing at fair value to reflect the generally offsetting changes in fair value of these borrowings to changes in fair value of the mortgage loans at fair value collateralizing this financing. Changes in the fair value of asset-backed financing are recognized in current period operations under the caption Net change in unrealized loss on asset-backed financing. Asset-backed secured financing is categorized as a “Level 3” fair value financial statement item.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2016.

The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2016, open federal and state income tax years include the tax years ended December 31, 2012 through 2015 and December 31, 2011 through 2015, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest expense” and penalties in “other expenses” on the consolidated statement of operations.

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partner’s investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the fair value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund other than in accordance with the partners’ respective investment ownership percentages.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN.  The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights.  The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.	First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

3.	Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner.

The amounts relating to items 3 and 4 above relating to the General Partner are referred to as “Carried Interest”. The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts, has not recorded any amounts as of June 30, 2016, and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 3—Fair Value

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the six months ended June 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$15,943,912	$-	$-	$15,943,912
Mortgage loans	-	-	144,509,352	144,509,352
Real estate acquired in settlement of loans	-	-	22,739,776	22,739,776
	$15,943,912	$-	$167,249,128	$183,193,040
Liabilities:
Asset-backed financing	$-	$-	$74,672,306	$74,672,306
	$-	$-	$74,672,306	$74,672,306

There were no transfers of items measured at fair value between fair value hierarchy levels during the six months ended June 30, 2016.

The following tables present a roll forward of financial statement items for which Level 3 inputs were used to determine fair value for the six months ended June 30, 2016.

	Mortgage loans	Real estate acquired in settlement of loans	Total
Assets:
Balance at January 1, 2016	$147,321,277	$28,868,864	$176,190,141
Sales	-	(14,306,698)	(14,306,698)
Repayments	(5,171,519)	-	(5,171,519)
Capitalization of interest	3,564,595	-	3,564,595
Accrual of unearned discounts	8,827,072	-	8,827,072
Transfers of mortgage loans and advances to REO	(6,684,898)	8,484,312	1,799,414
Net gains (losses) on investments:
Realized	(5,448,260)	(1,754,751)	(7,203,011)
Unrealized*	2,101,085	1,448,049	3,549,134
Balance at June 30, 2016	$144,509,352	$22,739,776	$167,249,128

Changes in fair value recognized during the period
relating to assets still held at June 30, 2016	$3,959,326	$81,205	$4,040,531

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a net gain of $3,386,425 for the six months ended June 30, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Asset-backed financing
Liabilities:
Balance at January 1, 2016	$86,629,398
Repurchases	(12,732,051)
Net unrealized loss on asset-backed financing	774,959
Balance at June 30, 2016	$74,672,306

Valuation Techniques and Assumptions
Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the items’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” financial statement items is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations. The Investment Manager’s valuation committee includes the chief executive, financial, operating, risk, business development, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the Investment Manager’s valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Loans
Mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” fair value financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

The valuation process includes the computation by stratum of the mortgage loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the mortgage loans’ fair values. The results of the estimates of fair value of the Master Fund’s mortgage loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status and performance history at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the mortgage loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Range
Valuation technique	Key inputs	(Weighted average)
Discounted cash flow	Discount rate	2.5% - 26.8%
(8.3%)
	Twelve-month housing price index change	3.2% - 4.8%
(3.9%)
	Life Voluntary Constant Repayment Rate	0.1% - 100.0%
(3.1%)
	Life Total Conditional Prepayment Rate	1.7% - 100.0%
(14.8%)

Real Estate Acquired in Settlement of Loans
Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or the Investment Manager receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Financing
The fair value of the Master Fund’s asset-backed financing is established based on quoted indications of fair value provided by non-affiliate brokers.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at June 30, 2016:

			Weighted
		% Partners'	average note
Occupancy	Fair value	capital	interest rate
Owner occupied	$119,874,116	95.6%	4.11%
Investment property	23,707,238	18.9%	5.43%
Second property	911,005	0.7%	7.22%
Unsecured	16,993	< 0.1%	0.00%
Total portfolio	$144,509,352	115.2%	4.34%

			Weighted
		% Partners'	average note
Loan Type	Fair value	capital	interest rate
Adjustable rate / Hybrid	$43,910,415	35.0%	5.56%
Fixed interest rate	60,833,059	48.5%	5.03%
Balloon	960,452	0.8%	6.64%
Step rate	38,736,968	30.9%	2.23%
Other	68,458	< 0.1%	7.00%
Total portfolio	$144,509,352	115.2%	4.34%

			Weighted
		% Partners'	average note
Lien Position	Fair value	capital	interest rate
1st Lien	$143,029,492	114.0%	4.21%
2nd Lien	1,462,867	1.2%	6.30%
Unsecured	16,993	< 0.1%	0.00%
Total portfolio	$144,509,352	115.2%	4.34%

			Weighted
		% Partners'	average note
Loan Age (1)	Fair value	capital	interest rate
Less than 24 months	$14,096	< 0.1%	4.25%
24-36 months	99,891	0.1%	4.66%
36-48 months	70,563	0.1%	3.94%
48-60 months	94,041	0.1%	5.61%
60 months or more	144,230,761	114.9%	4.34%
Total portfolio	$144,509,352	115.2%	4.34%

1 Loan Age reflects the age of the loan as of June 30, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

2 FICO score data is presented at the date of origination of the mortgage loan or the date of acquisition by the Master Fund, depending on the information available at the time of acquisition.

3 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens as of June 30, 2016.

4 Current mortgage loans include mortgage loans in and adhering to a forbearance plan as of June 30, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Following is a summary of the distribution of REO:

		% Partners'
Geographic Distribution	Fair value	capital
New Jersey	$5,392,048	4.3%
Florida	4,780,265	3.8%
New York	2,267,187	1.8%
Illinois	2,098,286	1.7%
California	1,410,091	1.1%
Other	6,791,899	5.4%
Total portfolio	$22,739,776	18.1%

		% Partners'
Property Type	Fair value	capital
Single family residence	$12,341,955	9.8%
2 to 4 dwelling units	3,361,134	2.7%
Condo	1,790,787	1.4%
Planned unit development	4,775,900	3.8%
Townhouse	470,000	0.4%
Total portfolio	$22,739,776	18.1%

Note 5—Asset-backed Financing

On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into PNMAC 2015-NPL1, LLC (the “NPL Trust”) which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. The Notes have a contractual maturity date of March 25, 2055, and an interest rate of 4%. The amounts of mortgage loans and real estate acquired in settlement of loans that are pledged as collateral are disclosed in the consolidated summary schedule of investments and may not be re-pledged in other borrowing transactions.  The reserve cash account pertaining to the NPL Trust holds $1,385,097 and is included in other assets on the consolidated statement of assets and liabilities.  There are no other material net assets held in the NPL Trust.

The NPL Trust is determined to be a variable interest entity (“VIE”). The Master Fund is the primary beneficiary as it holds significant variable interests and continues to service all of the mortgage loans, as well as having the power to direct the activities that most significantly impact the economic performance of the NPL Trust and could absorb credit losses that could potentially be significant to the NPL Trust. As the primary beneficiary, the assets and liabilities of the NPL Trust have been reflected in the consolidated financial statements.  The securitized mortgage loans and real estate acquired in settlement of loans continue to be recorded as such and the obligation to remit certain cash flows collected from the borrowers to the holders of the Notes issued was recorded as an asset-backed financing liability.

Note 6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is calculated and accrued monthly based on the partners’ capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets, and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the six months ended June 30, 2016 totaled $112,908.

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9 basis points of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000 across all funds managed by the Investment Manager. The mortgage loan accounting fees charged to the Master Fund for the six months ended June 30, 2016 totaled $11,218.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of one basis point on the Master Fund's average daily market value of its short-term investment, subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custodian fees charged to the Master Fund for the six months ended June 30, 2016 totaled $30,919.

Note 7—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the six months ended June 30, 2016 were $141,105, of which $63,100 was payable at June 30, 2016.

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 8—Transactions with Affiliates

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of mortgage loans being serviced, plus other specified fees and charges. The servicing agreement also requires that PLS will rebate to the Master Fund an amount equal to the cumulative profit, if any, of the servicing operations attributable to the loans owned by the Master Fund, and conversely, charge the Master Fund if a loss has been incurred in order to effect overall “at cost” pricing with respect to loan servicing activities for such assets. Under a separate agreement between the Master Fund and the Investment Manager, the Investment Manager will cause PLS to rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to mortgage loan servicing activities for such assets, and the Investment Manager will represent on an annual basis to the Master Fund’s board of directors whether servicing fees paid net of the rebate have in fact not exceeded the actual cash costs incurred in servicing the mortgage loans owned by the Master Fund. Total mortgage loan servicing fees charged by PLS before the rebate for the six months ended June 30, 2016 totaled $1,092,960, of which PLS reduced by providing a rebate of $148,183.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

As of June 30, 2016, substantially all of the receivable from PLS of $15,069,356 on the Consolidated Statement of Assets and Liabilities represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Master Fund’s behalf as well as principal and interest collections, and mortgage loan and REO sales proceeds collections receivable.

As of June 30, 2016, substantially all of the payable to PLS of $632,960 on the Consolidated Statement of Assets and Liabilities represents accrued mortgage loan servicing fees and collection and liquidation expenses payable.

Following is a summary of payments made to the Investment Manager for reimbursable expenses paid on the Master Fund and subsidiaries’ behalf during the six months ended June 30, 2016:

Professional fees	$166,901
Collateral valuation	17,606
Investment software licensing	14,001
Registration fees	7,720
Insurance	2,661
Custodian fees	2,397
Total	$211,286

The Master Fund incurred investment advisory fees of $485,783 during the six months ended June 30, 2016, of which $230,215 was payable to the Investment Manager at June 30, 2016.

As of June 30, 2016, $42,430,419 in Carried Interest has been accrued and reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $537,089 was allocated in the six months ended June 30, 2016.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation, which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. The Master Fund had $15,943,912 invested in the short-term investment at June 30, 2016, and for the six months ended June 30, 2016, the Master Fund received $43,733 of dividend income from this short-term investment.

Note 9—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, REO investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. REO investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund’s subsidiaries will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract as well, increasing the illiquid nature of the mortgage loans. As a result, the Master Fund and subsidiaries could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the mortgage loans and REO held by the Master Fund’s subsidiaries. The fair value of mortgage loans and REO, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage and real estate markets, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and short-term investment positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 10—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements, and concluded that no subsequent events have occurred that would require recognition or disclosure.

****

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers (Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,'' “will,'' “believe,'' “attempt,'' “seem,'' “think,'' “ought,'' “try,'' and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 16, 2016, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.
 (ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers (Unaudited)

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 16, 2016, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 16, 2016 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.
INVESTMENTS - 146%*
INVESTMENTS IN NONAFFILIATES - 133%*

	Note	Maturity		Principal	Fair
Description	interest rate	date	State	amount	value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,230,825	$1,814,734
Mortgage Loan ID#1000043569**	3.13%	9/1/2036	CA	1,506,793	1,335,097
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,221,972
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,348,206	1,003,727
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	931,799
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	908,634
Mortgage Loan ID#1000015179**	4.25%	10/1/2043	CT	873,780	731,823
Mortgage Loan ID#1000035099**	6.00%	7/1/2037	NY	999,000	697,943
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,863	693,208
Mortgage Loan ID#1000002189	5.13%	8/1/2055	NY	1,019,114	660,827
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	642,515
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	890,860	616,006
Mortgage Loan ID#1000043694**	3.38%	3/1/2056	CT	771,808	611,182
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	609,883
Mortgage Loan ID#1000015520**	8.00%	11/1/2037	GA	1,000,000	606,217
Mortgage Loan ID#1000043744**	3.50%	8/1/2055	CA	887,676	578,143
Mortgage Loan ID#1000034768**	3.25%	4/1/2036	NY	644,039	576,158
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	554,990
Mortgage Loan ID#1000002384	3.13%	11/1/2045	DC	738,636	549,363
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	546,394
Mortgage Loan ID#1000026020**	4.00%	6/1/2037	CA	550,425	546,311
Mortgage Loan ID#1000029315**	4.00%	4/1/2037	CA	618,984	518,905
Mortgage Loan ID#1000026032**	4.00%	12/1/2036	HI	420,101	509,686
Mortgage Loan ID#1000026795**	3.00%	1/1/2049	CA	563,607	501,326
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	489,599
Mortgage Loan ID#1000026305**	5.88%	10/1/2036	CA	594,045	487,151
Mortgage Loan ID#1000001651	3.00%	5/1/2055	FL	1,439,522	477,797
Mortgage Loan ID#1000034934**	2.00%	6/1/2054	NY	732,839	475,919
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	475,591
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	474,784
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	622,790	465,586
Mortgage Loan ID#1000043885**	5.50%	12/1/2055	MA	519,033	454,464
Mortgage Loan ID#1000035850**	2.00%	4/1/2055	NY	688,854	454,427
Mortgage Loan ID#1000038435**	5.38%	2/1/2056	CA	526,418	454,133
Mortgage Loan ID#1000025998**	3.00%	12/1/2053	CA	574,591	453,759
Mortgage Loan ID#1000002184	2.00%	5/1/2054	NY	763,182	452,040
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	768,935	450,783
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	449,690
Mortgage Loan ID#1000027234**	2.00%	1/1/2050	NY	666,598	440,944
Mortgage Loan ID#1000003907**	6.00%	7/1/2037	MD	579,089	436,844
Mortgage Loan ID#1000035161**	7.75%	9/1/2037	NJ	632,985	436,243
Mortgage Loan ID#1000029301**	3.00%	11/1/2036	CA	578,874	432,104
Mortgage Loan ID#1000035519**	5.25%	12/1/2036	MA	464,303	429,950
Mortgage Loan ID#1000029225	3.00%	4/1/2037	NE	473,418	419,633
Mortgage Loan ID#1000028857**	7.75%	9/1/2036	NY	454,999	419,024
Mortgage Loan ID#1000002394	3.50%	1/1/2056	CT	927,452	419,022
Mortgage Loan ID#1000016313**	7.00%	10/1/2037	NY	413,491	417,556
Mortgage Loan ID#1000000697**	9.00%	10/1/2037	FL	527,100	413,281
Mortgage Loan ID#1000016011	8.99%	2/1/2037	FL	505,461	410,762
Mortgage Loan ID#1000016710**	5.88%	12/1/2035	NJ	529,780	408,728
Mortgage Loan ID#1000029411**	10.75%	9/1/2037	FL	389,253	408,715
Mortgage Loan ID#1000017201**	4.88%	4/1/2049	MD	514,078	408,447
Mortgage Loan ID#1000028356**	9.55%	9/1/2056	CT	459,101	406,830
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	404,905
Mortgage Loan ID#1000038468**	6.13%	5/1/2038	NY	531,936	404,687
Mortgage Loan ID#1000002164	3.13%	8/1/2037	CA	541,784	403,801
Mortgage Loan ID#1000002161	2.00%	5/1/2054	NY	622,503	399,365
Mortgage Loan ID#1000002379	4.91%	3/1/2047	NY	558,254	399,302
Mortgage Loan ID#1000028071**	4.25%	2/1/2046	NJ	744,712	398,388
Mortgage Loan ID#1000015922**	3.13%	12/1/2036	MO	488,843	398,219
Mortgage Loan ID#1000027226**	5.75%	6/1/2037	NY	449,000	397,664
Mortgage Loan ID#1000001463	4.98%	8/1/2047	CA	541,734	397,028
Mortgage Loan ID#1000028896**	2.00%	1/1/2052	NY	486,675	396,664
Mortgage Loan ID#1000015937**	3.25%	7/1/2055	CO	520,222	392,753
Mortgage Loan ID#1000025942**	3.00%	9/1/2050	CA	618,232	390,535
Mortgage Loan ID#1000044014**	2.00%	2/1/2048	MD	578,257	384,182
Mortgage Loan ID#1000015901	4.00%	3/1/2055	MA	495,563	381,370
Mortgage Loan ID#1000029034**	2.00%	5/1/2054	CA	488,359	380,713
Mortgage Loan ID#1000002166	2.00%	1/1/2054	NY	572,022	379,298
Mortgage Loan ID#1000016592**	3.13%	11/1/2035	CA	424,750	377,937
Mortgage Loan ID#1000035122**	5.00%	12/1/2043	IL	485,787	375,564
Mortgage Loan ID#1000035448**	3.38%	3/1/2056	CA	605,831	375,534
Mortgage Loan ID#1000026575**	3.38%	4/1/2036	AZ	425,183	375,214
Mortgage Loan ID#1000001402	5.00%	7/1/2048	CA	538,395	375,162
Mortgage Loan ID#1000001631	8.88%	8/1/2037	NY	472,500	370,791
Mortgage Loan ID#1000027875**	6.20%	1/1/2035	NY	434,148	369,255
Mortgage Loan ID#1000043672**	6.38%	2/1/2038	NY	551,822	369,200
Mortgage Loan ID#1000035760**	3.31%	11/1/2034	NJ	548,714	367,658
Mortgage Loan ID#1000043914**	6.50%	9/1/2036	NY	525,000	367,213
Mortgage Loan ID#1000044102	2.00%	12/1/2054	MA	579,618	366,815
Mortgage Loan ID#1000003544	4.75%	10/1/2054	MA	496,483	365,505
Mortgage Loan ID#1000043537**	7.38%	9/1/2056	NY	570,325	364,789
Mortgage Loan ID#1000026629**	3.50%	5/1/2037	CA	401,542	363,796
Mortgage Loan ID#1000026981**	2.00%	2/1/2053	MA	777,294	362,347
Mortgage Loan ID#1000029085**	10.20%	9/1/2056	FL	426,182	360,763
Mortgage Loan ID#1000043582**	3.00%	8/1/2035	TX	446,036	358,672
Mortgage Loan ID#1000043923**	3.13%	4/1/2037	MA	402,866	358,089
Mortgage Loan ID#1000000565**	8.40%	6/1/2056	NY	514,074	357,814
Mortgage Loan ID#1000002149	2.75%	3/1/2037	NY	536,956	357,529
Mortgage Loan ID#1000002148	5.00%	7/1/2037	NC	501,562	357,442
Mortgage Loan ID#1000044114**	5.55%	1/1/2048	CA	376,400	357,398
Mortgage Loan ID#1000016028	8.00%	2/1/2037	MA	471,885	355,627
Mortgage Loan ID#1000029367**	7.00%	2/1/2037	NY	450,400	354,047
Mortgage Loan ID#1000026026**	7.00%	2/1/2037	NY	491,954	350,471
Mortgage Loan ID#1000015570	4.25%	6/1/2035	OR	455,932	349,132
Mortgage Loan ID#1000028059**	5.13%	12/1/2053	MD	443,665	348,082
Mortgage Loan ID#1000043930**	2.00%	10/1/2052	MI	453,885	347,850
Mortgage Loan ID#1000002187	2.00%	3/1/2052	NY	497,297	346,632
Mortgage Loan ID#1000002055	4.25%	2/1/2055	NY	681,791	345,208
Mortgage Loan ID#1000002373	2.00%	12/1/2055	NY	655,450	344,922
Mortgage Loan ID#1000026767**	3.13%	12/1/2034	CA	384,106	343,513
Mortgage Loan ID#1000001612	4.87%	4/1/2037	AZ	499,024	343,235
Mortgage Loan ID#1000002214	3.00%	4/1/2055	CA	697,565	342,629
Mortgage Loan ID#1000038487**	6.38%	6/1/2036	NY	444,734	342,393
Mortgage Loan ID#1000002167	3.13%	6/1/2046	NY	597,274	341,244
Mortgage Loan ID#1000015019**	4.50%	5/1/2035	CA	382,783	340,414
Mortgage Loan ID#1000003896**	4.13%	7/1/2053	MA	432,022	332,532
Mortgage Loan ID#1000043535**	5.34%	11/1/2044	NY	803,027	328,709
Mortgage Loan ID#1000029184**	2.00%	12/1/2038	NY	785,422	327,797
Mortgage Loan ID#1000000603**	3.13%	3/1/2039	UT	376,946	327,140
Mortgage Loan ID#1000016149**	6.13%	7/1/2037	FL	470,151	322,823
Mortgage Loan ID#1000002113	6.88%	5/1/2037	NV	374,789	320,962
Mortgage Loan ID#1000043184**	2.88%	7/1/2045	CA	379,941	319,923
Mortgage Loan ID#1000027464**	6.75%	2/1/2036	FL	502,188	315,767
Mortgage Loan ID#1000002087	2.00%	4/1/2048	CA	462,074	313,299
Mortgage Loan ID#1000002398	10.00%	8/1/2037	NY	860,000	312,975
Mortgage Loan ID#1000043617**	4.88%	12/1/2053	VA	341,445	312,789
Mortgage Loan ID#1000044147**	3.50%	2/1/2056	NY	409,016	311,992
Mortgage Loan ID#1000027630**	7.00%	12/1/2036	NJ	479,925	311,051
Mortgage Loan ID#1000026083**	2.00%	6/1/2043	CA	351,222	310,898
Mortgage Loan ID#1000000644**	6.25%	12/1/2036	VA	347,275	309,802
Mortgage Loan ID#1000026005**	4.87%	5/1/2037	CA	295,476	309,079
Mortgage Loan ID#1000002171	3.63%	9/1/2055	NY	931,505	308,515
Mortgage Loan ID#1000029087**	2.00%	3/1/2056	CA	447,563	308,234
Mortgage Loan ID#1000029300**	3.00%	2/1/2037	CA	492,811	307,948
Mortgage Loan ID#1000002169	3.00%	4/1/2051	NY	522,161	306,040
Mortgage Loan ID#1000003895**	2.88%	7/1/2037	MD	382,432	305,488
Mortgage Loan ID#1000026656**	2.00%	10/1/2051	GA	530,390	303,859
Mortgage Loan ID#1000028993**	2.00%	11/1/2036	NJ	425,055	303,833
Mortgage Loan ID#1000017076**	7.63%	12/1/2037	NY	438,280	303,652
Mortgage Loan ID#1000000544**	6.00%	12/1/2038	NY	693,175	303,103
Mortgage Loan ID#1000043564**	7.00%	10/1/2037	NY	640,848	301,362
Mortgage Loan ID#1000002086	5.25%	5/1/2037	AZ	398,615	299,254
Mortgage Loan ID#1000002101	2.00%	11/1/2057	CA	445,945	297,090
Mortgage Loan ID#1000035785**	6.00%	1/1/2036	NY	428,000	295,868
Mortgage Loan ID#1000028933**	7.85%	11/1/2036	FL	391,767	294,931
Mortgage Loan ID#1000026658**	2.00%	6/1/2042	NY	341,706	293,623
Mortgage Loan ID#1000029181**	3.00%	9/1/2035	MS	280,910	292,165
Mortgage Loan ID#1000035426	2.00%	11/1/2039	CA	511,895	291,313
Mortgage Loan ID#1000001404	3.00%	10/1/2047	NY	650,019	290,329
Mortgage Loan ID#1000001047	7.50%	8/1/2037	CA	326,533	290,090
Mortgage Loan ID#1000001398	2.00%	8/1/2053	NY	430,971	289,795
Mortgage Loan ID#1000016228**	5.75%	9/1/2035	NY	435,120	288,910
Mortgage Loan ID#1000028873**	3.00%	10/1/2055	NY	589,944	288,788
Mortgage Loan ID#1000035181**	7.13%	11/1/2037	NY	348,909	286,787
Mortgage Loan ID#1000001611	7.24%	5/1/2037	NY	605,000	285,675
Mortgage Loan ID#1000028289**	4.00%	11/1/2046	MA	484,151	283,805
Mortgage Loan ID#1000002098	2.00%	8/1/2053	WA	416,844	282,312
Mortgage Loan ID#1000043949**	2.00%	12/1/2054	MD	350,414	278,709
Mortgage Loan ID#1000043702**	8.15%	5/1/2035	NY	296,197	278,685
Mortgage Loan ID#1000038534**	5.75%	2/1/2038	NY	394,272	277,991
Mortgage Loan ID#1000001994	5.00%	5/1/2037	CA	344,273	277,624
Mortgage Loan ID#1000043597**	7.00%	8/1/2037	NJ	429,998	277,592
Mortgage Loan ID#1000043187	3.38%	3/1/2036	CA	335,809	276,654
Mortgage Loan ID#1000034782**	5.88%	1/1/2037	FL	284,120	276,226
Mortgage Loan ID#1000028960**	8.25%	2/1/2037	NY	314,675	271,253
Mortgage Loan ID#1000016921	6.85%	11/1/2036	NY	454,027	269,188
Mortgage Loan ID#1000026150**	7.75%	9/1/2034	PA	284,148	268,715
Mortgage Loan ID#1000002367	4.65%	3/1/2037	NY	469,083	266,908
Mortgage Loan ID#1000029196**	2.00%	5/1/2052	CA	383,749	266,759
Mortgage Loan ID#1000000562**	3.50%	4/1/2056	NY	429,638	266,296
Mortgage Loan ID#1000017406**	1.88%	8/1/2044	CA	318,858	264,467
Mortgage Loan ID#1000002031	2.00%	1/1/2048	CA	413,862	264,431
Mortgage Loan ID#1000025997**	4.00%	12/1/2036	WA	372,764	263,841
Mortgage Loan ID#1000001608	7.88%	3/1/2037	NY	464,000	260,798
Mortgage Loan ID#1000029331**	2.00%	10/1/2055	NY	561,418	260,597
Mortgage Loan ID#1000001626	3.00%	5/1/2055	NY	875,316	260,481
Mortgage Loan ID#1000029065**	4.00%	10/1/2053	CA	387,622	260,464
Mortgage Loan ID#1000028805	2.00%	11/1/2036	NY	466,883	259,336
Mortgage Loan ID#1000029111**	3.88%	10/1/2053	CA	362,797	259,108
Mortgage Loan ID#1000035642**	4.80%	9/1/2047	CO	285,075	259,058
Mortgage Loan ID#1000002066	4.00%	5/1/2047	CA	611,354	258,935
Mortgage Loan ID#1000002108	5.00%	3/1/2037	NY	389,604	258,690
Mortgage Loan ID#1000002121	3.00%	7/1/2055	NY	562,672	257,384
Mortgage Loan ID#1000002092	4.13%	12/1/2054	NY	411,040	256,569
Mortgage Loan ID#1000028995	2.00%	8/1/2051	PA	345,203	255,959
Mortgage Loan ID#1000002341	5.00%	4/1/2047	CA	495,493	255,894
Mortgage Loan ID#1000002088	7.63%	4/1/2037	NJ	478,434	253,967
Mortgage Loan ID#1000002075	5.63%	5/1/2037	FL	546,547	253,362
Mortgage Loan ID#1000002378	3.63%	1/1/2056	NY	406,702	250,528
Mortgage Loan ID#1000000533	2.00%	2/1/2052	NY	313,182	250,264
Mortgage Loan ID#1000000938**	2.63%	3/1/2038	CA	287,701	250,245
Mortgage Loan ID#1000002320	3.13%	4/1/2046	AZ	420,765	250,229
Mortgage Loan ID#1000025992**	4.00%	4/1/2051	CA	509,731	249,866
Mortgage Loan ID#1000043641**	6.38%	9/1/2037	NY	504,303	248,436
Mortgage Loan ID#1000043516**	4.25%	9/1/2047	NJ	287,744	247,553
Mortgage Loan ID#1000026051**	4.84%	9/1/2037	CA	269,220	247,397
Mortgage Loan ID#1000002199	2.00%	12/1/2053	NJ	491,547	246,879
Mortgage Loan ID#1000043951**	5.38%	5/1/2056	FL	615,206	245,483
Mortgage Loan ID#1000002062	3.00%	4/1/2056	NY	421,100	243,877
Mortgage Loan ID#1000003667	3.50%	10/1/2036	MA	339,565	242,887
Mortgage Loan ID#1000002089	7.63%	5/1/2037	AZ	403,655	242,593
Mortgage Loan ID#1000002145	7.88%	3/1/2037	NY	412,500	241,615
Mortgage Loan ID#1000034816**	7.00%	10/1/2037	NY	441,943	240,362
Mortgage Loan ID#1000015500**	7.50%	7/1/2037	NY	504,000	239,497
Mortgage Loan ID#1000026012	4.88%	8/1/2054	CA	289,174	238,489
Mortgage Loan ID#1000016402**	7.05%	12/1/2036	NY	352,869	237,934
Mortgage Loan ID#1000044258	4.00%	7/1/2056	MA	386,815	237,099
Mortgage Loan ID#1000035004**	3.00%	2/1/2045	FL	312,990	236,702
Mortgage Loan ID#1000026348**	6.50%	1/1/2037	NV	366,420	236,538
Mortgage Loan ID#1000002120	6.88%	9/1/2037	NJ	478,086	235,758
Mortgage Loan ID#1000016786**	7.13%	8/1/2037	NY	384,213	233,380
Mortgage Loan ID#1000029127**	4.00%	4/1/2055	CA	415,749	233,026
Mortgage Loan ID#1000026229**	2.00%	10/1/2049	RI	314,400	232,728
Mortgage Loan ID#1000002319	8.75%	7/1/2037	FL	324,882	231,826
Mortgage Loan ID#1000017154**	3.00%	6/1/2051	NJ	315,948	229,246
Mortgage Loan ID#1000035218**	8.86%	6/26/2024	NY	214,846	225,588
Mortgage Loan ID#1000002069	6.13%	4/1/2037	CA	270,000	225,438
Mortgage Loan ID#1000025800	2.88%	3/1/2047	FL	409,806	225,080
Mortgage Loan ID#1000001457	5.04%	9/1/2047	NJ	509,680	223,332
Mortgage Loan ID#1000029198**	3.50%	4/1/2056	CA	316,507	222,371
Mortgage Loan ID#1000029147**	3.06%	3/1/2037	FL	210,839	221,381
Mortgage Loan ID#1000044110**	7.50%	5/1/2035	NY	214,500	220,924
Mortgage Loan ID#1000000439**	4.88%	9/1/2054	AL	340,991	219,099
Mortgage Loan ID#1000017367**	2.75%	10/1/2036	CO	298,058	219,031
Mortgage Loan ID#1000002029	3.63%	3/1/2037	CA	275,513	218,708
Mortgage Loan ID#1000029234**	3.51%	3/1/2037	IL	299,117	218,473
Mortgage Loan ID#1000028856**	2.00%	4/1/2056	NV	467,939	218,282
Mortgage Loan ID#1000026034**	4.00%	3/1/2037	CA	301,317	217,305
Mortgage Loan ID#1000001594	5.15%	4/1/2047	FL	472,523	217,108
Mortgage Loan ID#1000015904**	2.00%	8/1/2051	NJ	370,295	217,041
Mortgage Loan ID#1000027962**	6.00%	12/1/2049	CA	246,837	214,449
Mortgage Loan ID#1000043164**	2.63%	8/1/2035	AZ	305,838	213,007
Mortgage Loan ID#1000017045**	10.38%	8/1/2035	MA	201,549	211,627
Mortgage Loan ID#1000001999	8.25%	2/1/2037	NJ	268,521	211,021
Mortgage Loan ID#1000043173**	2.00%	11/1/2049	NJ	381,615	210,697
Mortgage Loan ID#1000043867**	8.64%	8/28/2037	FL	308,070	209,968
Mortgage Loan ID#1000025961	4.63%	3/1/2054	MO	279,106	208,711
Mortgage Loan ID#1000015919**	3.25%	7/1/2055	FL	402,585	208,248
Mortgage Loan ID#1000002363	3.63%	11/1/2055	NM	338,207	207,602
Mortgage Loan ID#1000028864**	2.00%	7/1/2054	CA	357,139	207,591
Mortgage Loan ID#1000016216**	7.00%	9/1/2056	NY	286,852	207,572
Mortgage Loan ID#1000035967**	3.50%	7/1/2056	MD	409,674	206,284
Mortgage Loan ID#1000027997**	5.38%	11/1/2035	VA	218,577	205,942
Mortgage Loan ID#1000027181**	6.50%	10/1/2037	FL	562,500	204,505
Mortgage Loan ID#1000000896**	7.38%	1/1/2038	CA	260,000	203,699
Mortgage Loan ID#1000044250	5.13%	12/1/2055	NM	330,742	203,070
Mortgage Loan ID#1000043637**	2.00%	10/1/2046	NY	286,120	202,766
Mortgage Loan ID#1000002153	2.00%	11/1/2053	NV	448,935	201,936
Mortgage Loan ID#1000027053**	7.01%	3/12/2038	NJ	259,171	201,655
Mortgage Loan ID#1000028891**	3.88%	12/1/2053	VA	260,600	201,633
Mortgage Loan ID#1000003926**	3.88%	10/1/2046	MA	324,897	201,469
Mortgage Loan ID#1000017521**	2.00%	1/1/2053	MD	501,029	201,048
Mortgage Loan ID#1000027243**	2.50%	6/1/2044	CA	380,135	200,836
Mortgage Loan ID#1000044253**	4.88%	8/1/2036	PA	217,793	200,355
Mortgage Loan ID#1000044205**	5.50%	2/1/2056	MA	451,582	200,114
Mortgage Loan ID#1000034758**	5.88%	4/1/2052	WA	208,425	199,708
Mortgage Loan ID#1000035357**	4.13%	1/1/2055	NY	237,402	199,558
Mortgage Loan ID#1000029356**	2.00%	12/1/2056	CA	388,507	198,306
Mortgage Loan ID#1000003884	3.13%	5/1/2037	MA	277,154	198,216
Mortgage Loan ID#1000029206**	11.38%	7/1/2037	NY	188,360	197,777
Mortgage Loan ID#1000043399	4.13%	9/1/2053	TX	226,940	197,341
Mortgage Loan ID#1000029217**	3.40%	1/1/2040	VA	343,407	197,337
Mortgage Loan ID#1000035744**	3.50%	9/1/2033	CA	221,904	197,200
Mortgage Loan ID#1000026282**	4.13%	8/1/2047	VA	349,897	196,293
Mortgage Loan ID#1000016068**	10.18%	9/1/2056	FL	288,060	196,192
Mortgage Loan ID#1000043895**	3.25%	10/1/2035	MA	276,553	195,048
Mortgage Loan ID#1000026022**	2.00%	7/1/2038	NV	379,153	194,418
Mortgage Loan ID#1000043521**	2.63%	10/1/2034	VA	321,007	194,061
Mortgage Loan ID#1000016081**	2.50%	1/1/2040	FL	434,274	193,902
Mortgage Loan ID#1000028216**	5.38%	4/1/2056	NJ	504,864	192,668
Mortgage Loan ID#1000025949**	3.88%	4/1/2053	CA	337,988	192,121
Mortgage Loan ID#1000026109**	5.99%	10/1/2034	MA	222,625	191,612
Mortgage Loan ID#1000043180**	4.00%	12/1/2049	NJ	239,728	191,466
Mortgage Loan ID#1000001449	2.00%	3/1/2052	CA	275,909	190,564
Mortgage Loan ID#1000026024**	2.00%	10/1/2052	CA	326,127	189,717
Mortgage Loan ID#1000034880	3.63%	11/1/2055	NJ	445,678	188,486
Mortgage Loan ID#1000001509	3.00%	4/1/2047	NY	602,954	188,126
Mortgage Loan ID#1000026006**	7.00%	11/1/2037	WA	197,837	187,385
Mortgage Loan ID#1000028441	5.00%	6/1/2043	FL	244,753	187,188
Mortgage Loan ID#1000001242	2.75%	6/1/2055	NY	274,132	185,451
Mortgage Loan ID#1000003528	2.00%	9/1/2047	MD	355,360	185,263
Mortgage Loan ID#1000002332	7.88%	7/1/2056	NY	360,000	183,991
Mortgage Loan ID#1000026583**	3.00%	3/1/2051	MD	308,976	183,360
Mortgage Loan ID#1000029151**	9.35%	12/1/2036	FL	270,872	183,096
Mortgage Loan ID#1000015325**	5.04%	7/1/2047	CT	205,180	177,754
Mortgage Loan ID#1000029165**	3.25%	7/1/2055	WA	374,547	177,672
Mortgage Loan ID#1000015960**	4.00%	12/1/2049	OR	202,224	175,477
Mortgage Loan ID#1000029254**	9.50%	2/1/2037	FL	433,287	175,439
Mortgage Loan ID#1000028224**	6.00%	3/1/2033	NY	209,009	174,561
Mortgage Loan ID#1000001355	2.75%	9/1/2037	FL	250,309	174,440
Mortgage Loan ID#1000028919**	4.13%	3/1/2055	NM	268,568	174,139
Mortgage Loan ID#1000027844**	3.00%	5/1/2051	MA	327,495	173,906
Mortgage Loan ID#1000002002	3.00%	4/1/2051	IL	258,524	173,175
Mortgage Loan ID#1000000293**	4.25%	12/1/2054	VT	470,972	172,836
Mortgage Loan ID#1000028937**	2.00%	11/1/2056	NY	426,650	172,405
Mortgage Loan ID#1000043875**	3.13%	12/1/2034	NC	190,121	171,694
Mortgage Loan ID#1000038587**	2.00%	8/1/2055	PA	216,878	170,685
Mortgage Loan ID#1000001683	8.33%	5/1/2037	TX	191,182	170,399
Mortgage Loan ID#1000002200	5.25%	6/1/2042	FL	220,910	169,760
Mortgage Loan ID#1000026028**	3.43%	5/1/2041	CA	292,866	169,460
Mortgage Loan ID#1000035724**	2.00%	1/1/2045	CA	194,534	169,254
Mortgage Loan ID#1000003668	4.00%	9/1/2046	MD	342,259	169,093
Mortgage Loan ID#1000043832**	4.32%	10/1/2056	MD	306,208	168,916
Mortgage Loan ID#1000028428**	4.00%	3/1/2055	CT	201,235	168,784
Mortgage Loan ID#1000044249**	5.63%	12/1/2055	CT	294,434	168,168
Mortgage Loan ID#1000003663	8.25%	12/1/2036	WI	188,520	166,747
Mortgage Loan ID#1000026413**	5.13%	9/1/2035	MA	352,241	166,690
Mortgage Loan ID#1000026463**	3.63%	11/1/2055	MD	300,711	166,445
Mortgage Loan ID#1000000399**	5.75%	12/1/2037	NJ	209,774	166,020
Mortgage Loan ID#1000001596	8.83%	5/1/2037	NY	408,500	165,329
Mortgage Loan ID#1000043503**	5.50%	3/1/2056	NJ	321,973	165,016
Mortgage Loan ID#1000038507**	6.38%	5/1/2037	FL	300,000	164,921
Mortgage Loan ID#1000026544**	3.25%	7/1/2055	MA	227,156	164,624
Mortgage Loan ID#1000017411	3.50%	12/1/2055	FL	325,247	164,154
Mortgage Loan ID#1000043656**	6.50%	12/1/2036	DC	228,791	163,388
Mortgage Loan ID#1000029042**	4.88%	12/1/2053	PA	583,352	162,083
Mortgage Loan ID#1000017267**	4.00%	6/1/2055	NY	258,943	161,976
Mortgage Loan ID#1000027754**	4.85%	9/1/2038	WA	226,698	161,155
Mortgage Loan ID#1000028883**	7.00%	11/1/2036	FL	262,400	161,081
Mortgage Loan ID#1000026182**	4.75%	11/1/2054	CA	228,313	160,580
Mortgage Loan ID#1000036021**	2.00%	7/1/2035	NY	312,636	160,551
Mortgage Loan ID#1000043416**	3.50%	2/1/2056	CT	277,386	160,349
Mortgage Loan ID#1000002021	3.63%	4/1/2037	NY	214,605	160,287
Mortgage Loan ID#1000027534**	7.13%	6/1/2048	FL	378,746	159,501
Mortgage Loan ID#1000029283**	3.25%	10/1/2046	NY	318,669	158,993
Mortgage Loan ID#1000028925	7.20%	11/1/2036	FL	245,204	158,364
Mortgage Loan ID#1000003527	4.72%	9/1/2047	MD	385,181	157,796
Mortgage Loan ID#1000001580	3.00%	5/1/2054	FL	493,830	157,620
Mortgage Loan ID#1000001442	2.00%	1/1/2055	NJ	270,650	155,321
Mortgage Loan ID#1000000219**	3.75%	1/1/2037	IL	220,821	154,950
Mortgage Loan ID#1000017081**	6.75%	12/1/2033	WA	146,388	153,707
Mortgage Loan ID#1000028998**	8.28%	1/1/2037	FL	227,050	152,845
Mortgage Loan ID#1000003623	3.13%	12/1/2035	MA	251,222	152,538
Mortgage Loan ID#1000025940**	4.00%	4/1/2036	NH	261,760	152,311
Mortgage Loan ID#1000026196**	9.45%	5/1/2037	MA	253,716	151,577
Mortgage Loan ID#1000017171**	6.00%	3/1/2049	GA	145,337	151,264
Mortgage Loan ID#1000002116	8.63%	8/1/2037	NY	450,000	151,207
Mortgage Loan ID#1000002377	4.00%	5/1/2037	CA	205,123	150,988
Mortgage Loan ID#1000026749**	7.92%	2/25/2034	MI	143,260	150,423
Mortgage Loan ID#1000014966**	3.00%	12/1/2050	MD	179,369	150,315
Mortgage Loan ID#1000029089**	9.00%	4/1/2037	WA	188,711	150,104
Mortgage Loan ID#1000003971**	4.50%	2/1/2037	MI	230,301	149,866
Mortgage Loan ID#1000001610	9.38%	8/1/2037	NY	347,672	149,128
Mortgage Loan ID#1000028957**	3.75%	4/1/2036	CO	169,284	148,983
Mortgage Loan ID#1000044113**	6.90%	12/1/2034	FL	147,524	148,881
Mortgage Loan ID#1000034925**	3.63%	12/1/2055	FL	277,765	148,032
Mortgage Loan ID#1000016797**	6.99%	2/1/2035	NJ	150,823	147,315
Mortgage Loan ID#1000001369	3.65%	8/1/2056	IL	308,985	146,973
Mortgage Loan ID#1000044087**	6.06%	11/28/2034	MO	171,819	146,806
Mortgage Loan ID#1000028969**	3.63%	11/1/2055	MD	299,382	146,684
Mortgage Loan ID#1000015875**	2.00%	10/1/2051	NY	193,507	146,433
Mortgage Loan ID#1000043360**	5.75%	1/1/2036	FL	233,778	145,532
Mortgage Loan ID#1000017452**	3.83%	4/1/2037	AZ	168,445	145,470
Mortgage Loan ID#1000026334	4.25%	6/1/2056	MD	215,475	145,118
Mortgage Loan ID#1000034960**	7.38%	4/1/2038	UT	140,263	144,543
Mortgage Loan ID#1000001924	2.00%	2/1/2056	WA	236,931	144,261
Mortgage Loan ID#1000001066	9.50%	9/1/2037	FL	202,495	143,892
Mortgage Loan ID#1000000658**	5.00%	7/1/2037	NY	268,187	143,860
Mortgage Loan ID#1000000662**	4.13%	1/1/2055	MN	208,703	143,027
Mortgage Loan ID#1000000995	5.98%	10/1/2046	VA	274,351	142,803
Mortgage Loan ID#1000003953	4.38%	5/1/2036	RI	174,771	142,212
Mortgage Loan ID#1000017418**	2.00%	2/1/2052	FL	243,381	141,728
Mortgage Loan ID#1000003516	4.13%	10/1/2053	MA	210,815	141,065
Mortgage Loan ID#1000017513**	4.13%	8/1/2053	MA	183,557	141,005
Mortgage Loan ID#1000001064	6.22%	8/1/2037	FL	193,943	140,988
Mortgage Loan ID#1000001022	8.50%	2/1/2037	FL	202,052	140,964
Mortgage Loan ID#1000001225	4.82%	4/1/2031	FL	177,445	140,792
Mortgage Loan ID#1000029329**	5.50%	5/1/2037	KS	202,021	140,773
Mortgage Loan ID#1000043686**	2.00%	2/1/2055	FL	205,716	140,663
Mortgage Loan ID#1000027353**	2.00%	6/1/2051	NY	264,919	140,600
Mortgage Loan ID#1000001327	4.78%	9/1/2047	CA	266,364	140,482
Mortgage Loan ID#1000015566**	3.00%	1/1/2051	FL	166,083	139,326
Mortgage Loan ID#1000029345**	2.00%	12/1/2037	ME	223,008	139,218
Mortgage Loan ID#1000026149**	7.13%	10/1/2035	NJ	177,901	139,188
Mortgage Loan ID#1000017474**	3.38%	10/1/2056	IL	279,435	138,893
Mortgage Loan ID#1000002040	4.00%	7/1/2053	NC	196,706	138,813
Mortgage Loan ID#1000003880**	5.00%	3/1/2046	MA	172,085	137,750
Mortgage Loan ID#1000025982**	7.50%	1/1/2039	TX	131,169	137,727
Mortgage Loan ID#1000026056**	6.00%	9/1/2037	OR	155,322	137,420
Mortgage Loan ID#1000043979**	2.00%	9/1/2052	WA	173,864	137,373
Mortgage Loan ID#1000027676	2.00%	4/1/2054	PA	179,894	137,318
Mortgage Loan ID#1000028410**	7.85%	6/1/2032	SC	130,600	136,576
Mortgage Loan ID#1000028832	4.58%	10/1/2036	FL	601,406	135,796
Mortgage Loan ID#1000028949**	3.00%	8/1/2032	FL	186,321	135,750
Mortgage Loan ID#1000016457**	8.00%	4/1/2037	IL	226,931	135,592
Mortgage Loan ID#1000026667**	6.40%	4/1/2036	MI	138,174	135,510
Mortgage Loan ID#1000003858**	2.75%	12/1/2037	GA	156,522	134,236
Mortgage Loan ID#1000002340	5.22%	6/1/2056	DC	283,146	134,032
Mortgage Loan ID#1000026003**	4.00%	6/1/2037	FL	208,178	133,736
Mortgage Loan ID#1000001265	3.00%	6/1/2047	FL	265,263	133,585
Mortgage Loan ID#1000044160**	5.13%	1/1/2054	OH	164,727	133,529
Mortgage Loan ID#1000015578**	7.50%	7/1/2041	GA	143,103	133,095
Mortgage Loan ID#1000028894**	3.88%	9/1/2056	FL	295,790	132,880
Mortgage Loan ID#1000035479**	7.95%	3/1/2037	FL	182,472	132,879
Mortgage Loan ID#1000017383**	4.88%	7/1/2037	TX	154,508	132,863
Mortgage Loan ID#1000015280**	4.13%	4/1/2055	PA	253,996	132,627
Mortgage Loan ID#1000026719**	3.00%	7/1/2034	TX	149,597	132,581
Mortgage Loan ID#1000034848**	5.63%	2/1/2038	NY	255,003	132,484
Mortgage Loan ID#1000029044**	5.00%	12/1/2056	NJ	277,927	132,412
Mortgage Loan ID#1000002369	4.00%	3/1/2037	NY	361,237	132,206
Mortgage Loan ID#1000016611**	3.25%	6/1/2056	IL	264,589	132,201
Mortgage Loan ID#1000043544**	2.50%	6/1/2035	OH	179,019	131,606
Mortgage Loan ID#1000043731**	3.75%	4/1/2036	NJ	206,001	131,086
Mortgage Loan ID#1000029349**	10.63%	10/1/2042	FL	289,113	130,813
Mortgage Loan ID#1000026002**	2.00%	1/1/2042	CT	173,589	130,746
Mortgage Loan ID#1000029219**	3.50%	9/1/2055	FL	209,258	130,614
Mortgage Loan ID#1000017335**	2.63%	7/1/2049	VA	247,567	130,249
Mortgage Loan ID#1000015317**	2.00%	1/1/2052	VA	281,928	129,992
Mortgage Loan ID#1000017375**	5.00%	4/1/2054	MO	165,766	129,928
Mortgage Loan ID#1000044296**	3.63%	11/1/2055	IL	365,276	129,695
Mortgage Loan ID#1000028317**	8.13%	10/1/2037	MD	123,464	129,637
Mortgage Loan ID#1000015452**	4.00%	5/1/2054	MO	215,013	129,076
Mortgage Loan ID#1000027349**	3.25%	9/1/2055	CO	162,596	128,980
Mortgage Loan ID#1000043555**	5.38%	3/1/2038	NC	150,837	128,483
Mortgage Loan ID#1000043561**	4.13%	8/1/2053	AZ	149,551	128,115
Mortgage Loan ID#1000027040**	3.00%	8/1/2039	AL	212,115	127,754
Mortgage Loan ID#1000044104	2.50%	1/1/2035	TX	149,406	127,539
Mortgage Loan ID#1000017039**	3.00%	4/1/2056	FL	379,918	127,171
Mortgage Loan ID#1000025985**	4.78%	1/1/2037	TX	120,936	126,983
Mortgage Loan ID#1000028865**	7.40%	10/1/2036	FL	161,600	126,923
Mortgage Loan ID#1000001937	7.88%	3/1/2037	TX	140,004	126,916
Mortgage Loan ID#1000002310	6.00%	5/1/2037	ME	223,787	126,873
Mortgage Loan ID#1000025959**	3.38%	2/1/2056	KS	155,846	126,568
Mortgage Loan ID#1000027985**	4.88%	3/1/2054	TN	152,916	126,166
Mortgage Loan ID#1000043289**	5.50%	3/1/2037	IL	142,648	125,863
Mortgage Loan ID#1000028474	4.88%	4/1/2054	TX	139,124	124,930
Mortgage Loan ID#1000035556**	3.38%	6/1/2056	FL	170,921	124,758
Mortgage Loan ID#1000035869**	4.00%	2/1/2037	MS	149,327	124,558
Mortgage Loan ID#1000000611	7.25%	3/1/2037	NY	129,055	124,329
Mortgage Loan ID#1000029134**	3.00%	7/1/2037	FL	280,139	124,051
Mortgage Loan ID#1000043594**	3.13%	6/1/2056	IN	191,359	123,869
Mortgage Loan ID#1000001912	5.00%	5/1/2054	FL	175,912	123,197
Mortgage Loan ID#1000026007**	4.51%	6/1/2037	AZ	136,622	123,129
Mortgage Loan ID#1000044151	4.00%	9/1/2053	PA	151,389	123,080
Mortgage Loan ID#1000028502**	2.00%	6/1/2046	MD	154,330	122,953
Mortgage Loan ID#1000027808**	3.00%	2/1/2046	GA	185,959	122,875
Mortgage Loan ID#1000029011**	6.00%	8/1/2043	MI	167,512	122,597
Mortgage Loan ID#1000017341**	2.00%	10/1/2056	WA	222,823	122,488
Mortgage Loan ID#1000029109**	7.50%	5/1/2032	IL	116,659	122,446
Mortgage Loan ID#1000028447**	3.50%	8/1/2043	NC	190,870	122,163
Mortgage Loan ID#1000043815**	4.75%	11/1/2054	NY	197,717	121,917
Mortgage Loan ID#1000026200**	4.00%	5/1/2055	MA	217,774	121,543
Mortgage Loan ID#1000043850**	3.38%	8/1/2055	FL	346,470	121,046
Mortgage Loan ID#1000043462**	3.50%	4/1/2056	NY	151,788	120,815
Mortgage Loan ID#1000043827**	3.25%	7/1/2055	PA	169,601	120,241
Mortgage Loan ID#1000035666**	7.62%	2/1/2032	NY	122,900	119,939
Mortgage Loan ID#1000003647	2.00%	8/1/2043	MI	289,803	119,809
Mortgage Loan ID#1000038481	2.00%	9/1/2056	NJ	264,238	119,103
Mortgage Loan ID#1000029231**	4.13%	6/1/2056	IL	654,128	118,906
Mortgage Loan ID#1000001961	5.00%	4/1/2054	CT	186,958	118,853
Mortgage Loan ID#1000001915	7.75%	8/1/2036	AZ	130,877	118,779
Mortgage Loan ID#1000035990**	2.00%	2/1/2052	LA	144,218	117,942
Mortgage Loan ID#1000028848**	2.00%	6/1/2056	RI	323,271	117,819
Mortgage Loan ID#1000003601	7.00%	10/1/2035	MD	185,250	117,413
Mortgage Loan ID#1000001943	5.80%	8/1/2037	MT	146,137	116,984
Mortgage Loan ID#1000043469**	4.13%	1/1/2055	PA	154,114	116,844
Mortgage Loan ID#1000029143**	4.00%	8/1/2053	PA	138,357	116,677
Mortgage Loan ID#1000001920	7.38%	7/1/2036	AZ	125,262	116,601
Mortgage Loan ID#1000017245**	7.89%	11/1/2035	CA	151,276	116,556
Mortgage Loan ID#1000043217**	5.13%	9/1/2034	OH	124,573	116,256
Mortgage Loan ID#1000026014**	3.25%	7/1/2056	OR	204,485	116,209
Mortgage Loan ID#1000044215**	4.00%	5/1/2055	TX	134,947	116,164
Mortgage Loan ID#1000017330**	5.02%	1/1/2037	CT	209,804	116,029
Mortgage Loan ID#1000035205**	2.75%	6/1/2032	CO	139,635	115,939
Mortgage Loan ID#1000001346	2.75%	9/1/2037	TX	152,761	115,858
Mortgage Loan ID#1000028840**	3.19%	10/1/2055	FL	268,686	115,798
Mortgage Loan ID#1000015336**	8.26%	9/1/2037	MN	110,480	115,290
Mortgage Loan ID#1000035033**	7.00%	10/1/2037	NJ	152,649	115,094
Mortgage Loan ID#1000028235**	2.00%	2/1/2052	MN	150,312	114,498
Mortgage Loan ID#1000034776**	5.00%	9/1/2051	IN	137,720	114,364
Mortgage Loan ID#1000015627**	6.75%	2/1/2037	NY	179,970	114,037
Mortgage Loan ID#1000002289	6.00%	4/1/2037	AZ	140,294	113,971
Mortgage Loan ID#1000025967**	9.25%	10/1/2036	PA	111,199	113,885
Mortgage Loan ID#1000043476	8.17%	9/7/2029	NV	161,986	113,699
Mortgage Loan ID#1000035030**	3.50%	4/1/2056	FL	219,601	113,571
Mortgage Loan ID#1000028793	2.00%	11/1/2053	NC	262,793	113,075
Mortgage Loan ID#1000015866**	2.00%	12/1/2046	PA	183,400	113,021
Mortgage Loan ID#1000003856**	2.75%	12/1/2037	AR	131,191	112,743
Mortgage Loan ID#1000000677**	5.00%	11/1/2055	FL	147,587	112,648
Mortgage Loan ID#1000015929	6.13%	8/1/2036	NY	112,749	111,956
Mortgage Loan ID#1000016888**	3.00%	1/1/2051	WI	139,659	111,583
Mortgage Loan ID#1000002215	7.88%	10/1/2056	NC	204,686	111,101
Mortgage Loan ID#1000001588	9.25%	6/1/2047	NY	368,791	110,896
Mortgage Loan ID#1000029409**	4.84%	9/1/2037	CA	121,404	110,838
Mortgage Loan ID#1000017485**	6.80%	4/1/2033	OH	110,770	110,806
Mortgage Loan ID#1000044020	3.40%	1/1/2038	IL	176,693	110,259
Mortgage Loan ID#1000035194**	9.38%	5/1/2037	RI	298,641	110,124
Mortgage Loan ID#1000038567**	6.13%	3/1/2036	ME	111,794	109,474
Mortgage Loan ID#1000017230**	4.13%	12/1/2054	NY	262,908	109,290
Mortgage Loan ID#1000029341**	4.00%	2/1/2053	MD	148,363	109,252
Mortgage Loan ID#1000044098**	3.50%	4/1/2056	MI	187,541	109,245
Mortgage Loan ID#1000029135**	7.65%	7/1/2037	IL	150,086	108,931
Mortgage Loan ID#1000029422**	7.30%	10/1/2036	FL	191,565	108,905
Mortgage Loan ID#1000028488**	8.63%	12/1/2036	NY	133,426	108,880
Mortgage Loan ID#1000036067**	6.95%	6/1/2035	MD	105,482	108,709
Mortgage Loan ID#1000015532**	3.75%	9/1/2055	SC	210,076	108,650
Mortgage Loan ID#1000015963**	3.13%	3/1/2037	FL	166,400	108,398
Mortgage Loan ID#1000001966	2.00%	3/1/2046	CT	224,680	108,366
Mortgage Loan ID#1000026546**	4.63%	3/1/2035	VA	143,456	107,859
Mortgage Loan ID#1000027437**	9.69%	9/22/2036	NY	114,538	107,709
Mortgage Loan ID#1000001259	3.75%	8/1/2037	FL	299,184	107,635
Mortgage Loan ID#1000028487**	5.13%	1/1/2056	TN	128,058	107,566
Mortgage Loan ID#1000001904	7.63%	2/1/2037	TX	118,455	107,424
Mortgage Loan ID#1000001431	4.13%	9/1/2053	NY	184,840	107,390
Mortgage Loan ID#1000026752**	4.75%	10/1/2054	OH	179,651	107,228
Mortgage Loan ID#1000017362**	5.25%	3/1/2036	NY	116,640	107,053
Mortgage Loan ID#1000026052**	2.00%	9/1/2053	CA	202,589	106,667
Mortgage Loan ID#1000043414**	4.38%	10/1/2052	NC	131,176	106,599
Mortgage Loan ID#1000026019**	2.00%	2/1/2044	MD	175,864	106,425
Mortgage Loan ID#1000029282**	3.38%	10/1/2055	CT	170,511	105,819
Mortgage Loan ID#1000026614**	4.88%	7/1/2054	NC	146,162	105,526
Mortgage Loan ID#1000003614	4.25%	5/1/2055	MA	367,825	104,830
Mortgage Loan ID#1000027343**	5.25%	9/1/2053	WI	147,141	104,818
Mortgage Loan ID#1000043618**	3.50%	2/1/2056	NY	289,463	104,784
Mortgage Loan ID#1000028177**	4.13%	2/1/2055	PA	134,002	104,217
Mortgage Loan ID#1000017068**	4.00%	9/1/2056	MD	197,688	103,804
Mortgage Loan ID#1000015924**	7.51%	8/1/2037	FL	164,700	103,418
Mortgage Loan ID#1000043409**	5.13%	12/1/2054	VA	119,597	103,361
Mortgage Loan ID#1000000365**	11.75%	10/1/2037	VA	112,379	102,952
Mortgage Loan ID#1000016152**	5.75%	5/1/2032	NY	101,254	102,888
Mortgage Loan ID#1000001344	2.00%	8/1/2053	FL	179,792	102,803
Mortgage Loan ID#1000027466**	8.40%	3/1/2036	NJ	283,206	100,956
Mortgage Loan ID#1000017468**	2.00%	6/1/2044	NJ	171,939	100,930
Mortgage Loan ID#1000043304**	9.59%	12/1/2036	IL	122,064	100,192
Mortgage Loan ID#1000026516**	5.25%	1/1/2049	CT	195,091	99,907
Mortgage Loan ID#1000028440**	3.00%	8/1/2055	NY	131,471	99,803
Mortgage Loan ID#1000027169**	8.75%	2/1/2038	NJ	95,125	99,132
Mortgage Loan ID#1000015608**	4.00%	4/1/2055	FL	124,043	99,123
Mortgage Loan ID#1000001619	3.00%	5/1/2037	CA	180,265	98,320
Mortgage Loan ID#1000043320**	4.88%	9/1/2056	WI	207,121	97,947
Mortgage Loan ID#1000026021**	4.00%	9/1/2050	IL	259,811	97,711
Mortgage Loan ID#1000001326	4.00%	8/1/2047	FL	132,586	97,575
Mortgage Loan ID#1000028191**	3.25%	9/1/2055	PA	192,201	97,140
Mortgage Loan ID#1000044209**	4.50%	6/1/2036	LA	102,892	97,049
Mortgage Loan ID#1000027352**	7.88%	5/1/2035	OH	92,097	96,675
Mortgage Loan ID#1000028931**	2.00%	7/1/2056	CT	226,096	96,645
Mortgage Loan ID#1000028008**	7.13%	12/1/2032	AL	104,177	96,474
Mortgage Loan ID#1000043863**	3.00%	9/1/2056	IL	173,241	96,473
Mortgage Loan ID#1000027454**	3.88%	3/1/2053	NJ	345,428	96,298
Mortgage Loan ID#1000016520**	2.50%	10/1/2055	FL	135,618	96,245
Mortgage Loan ID#1000000426**	2.88%	1/1/2038	CO	146,465	95,574
Mortgage Loan ID#1000028180**	4.13%	8/1/2053	PA	111,022	95,572
Mortgage Loan ID#1000017460**	7.00%	5/1/2053	FL	233,658	95,512
Mortgage Loan ID#1000026384**	4.00%	9/1/2053	MN	134,035	95,489
Mortgage Loan ID#1000025964**	4.13%	12/1/2054	PA	115,148	95,428
Mortgage Loan ID#1000001983	5.00%	3/1/2037	FL	131,184	95,421
Mortgage Loan ID#1000015314**	3.25%	3/1/2049	IN	125,433	95,329
Mortgage Loan ID#1000035224**	6.78%	5/1/2033	NY	115,687	95,165
Mortgage Loan ID#1000002359	8.63%	4/1/2037	NY	259,846	95,163
Mortgage Loan ID#1000026058**	6.13%	5/1/2034	TX	128,828	95,036
Mortgage Loan ID#1000029233**	9.60%	8/1/2034	FL	87,615	95,029
Mortgage Loan ID#1000016038**	6.99%	3/1/2037	DE	152,305	94,694
Mortgage Loan ID#1000000412**	2.63%	12/1/2037	DE	136,687	94,320
Mortgage Loan ID#1000038454**	6.50%	1/1/2038	NJ	127,627	94,271
Mortgage Loan ID#1000035535**	3.00%	3/1/2051	LA	118,182	93,732
Mortgage Loan ID#1000034882**	6.38%	7/1/2036	NJ	202,992	93,178
Mortgage Loan ID#1000029287**	4.00%	7/1/2037	FL	230,332	92,889
Mortgage Loan ID#1000001247	3.00%	11/1/2050	OH	268,021	92,574
Mortgage Loan ID#1000027941**	8.75%	10/1/2056	GA	189,174	92,524
Mortgage Loan ID#1000001910	3.00%	7/1/2047	NV	242,989	92,508
Mortgage Loan ID#1000017458**	4.25%	1/1/2055	VA	140,203	92,262
Mortgage Loan ID#1000015276**	5.50%	3/1/2056	PA	150,447	92,226
Mortgage Loan ID#1000038442**	4.13%	10/1/2053	OK	145,533	92,219
Mortgage Loan ID#1000043563**	3.88%	12/1/2037	FL	224,590	92,153
Mortgage Loan ID#1000029186	3.00%	11/1/2056	FL	209,233	92,104
Mortgage Loan ID#1000001827	8.50%	9/1/2037	IN	102,534	92,015
Mortgage Loan ID#1000001569	2.00%	6/1/2053	FL	163,026	91,449
Mortgage Loan ID#1000003513	2.38%	3/1/2037	GA	131,199	91,030
Mortgage Loan ID#1000043752**	6.99%	12/1/2036	OK	88,832	90,987
Mortgage Loan ID#1000014981**	3.50%	5/1/2056	IL	121,379	90,725
Mortgage Loan ID#1000001840	4.86%	2/1/2047	MN	161,593	90,547
Mortgage Loan ID#1000043257**	4.00%	10/1/2056	FL	191,030	90,425
Mortgage Loan ID#1000026016**	2.00%	10/1/2056	NM	246,338	90,320
Mortgage Loan ID#1000029316**	8.45%	8/1/2056	TX	90,910	90,290
Mortgage Loan ID#1000027668**	2.63%	1/1/2035	OH	154,476	90,052
Mortgage Loan ID#1000016053**	9.25%	4/1/2037	ME	119,370	89,344
Mortgage Loan ID#1000035314**	3.13%	1/1/2036	MD	218,268	89,289
Mortgage Loan ID#1000035732**	4.13%	8/1/2053	OR	142,991	88,508
Mortgage Loan ID#1000015597**	7.38%	9/1/2036	OH	113,195	88,449
Mortgage Loan ID#1000035573**	4.13%	8/1/2053	FL	116,534	88,075
Mortgage Loan ID#1000029172**	3.25%	9/1/2055	FL	118,319	87,858
Mortgage Loan ID#1000026604**	2.00%	11/1/2051	GA	167,661	87,677
Mortgage Loan ID#1000043928**	3.38%	1/1/2056	TX	113,167	87,288
Mortgage Loan ID#1000027258**	8.25%	11/1/2037	AL	116,072	87,270
Mortgage Loan ID#1000029170**	2.00%	1/1/2037	PA	145,173	87,069
Mortgage Loan ID#1000043981**	2.00%	9/1/2042	NC	121,415	86,998
Mortgage Loan ID#1000027126**	3.75%	4/1/2034	IL	158,133	86,714
Mortgage Loan ID#1000026059**	3.00%	10/1/2056	IL	498,095	86,565
Mortgage Loan ID#1000017455**	5.88%	8/1/2037	SC	131,955	86,433
Mortgage Loan ID#1000026110**	2.00%	10/1/2056	SC	230,201	86,219
Mortgage Loan ID#1000027397**	2.00%	2/1/2037	CT	260,453	86,048
Mortgage Loan ID#1000017321**	5.15%	7/1/2056	MD	175,070	85,867
Mortgage Loan ID#1000043977**	9.79%	11/1/2037	TX	125,161	85,319
Mortgage Loan ID#1000035629**	3.00%	8/1/2054	DE	175,063	84,810
Mortgage Loan ID#1000028922**	4.13%	10/1/2053	PA	214,496	84,806
Mortgage Loan ID#1000001128	5.00%	11/1/2036	FL	121,690	84,685
Mortgage Loan ID#1000029137**	2.00%	11/1/2044	FL	232,631	83,852
Mortgage Loan ID#1000003508	4.00%	7/1/2053	GA	113,852	83,569
Mortgage Loan ID#1000043833**	6.38%	2/1/2034	NY	115,112	83,565
Mortgage Loan ID#1000029401**	9.25%	8/1/2037	OH	88,721	83,097
Mortgage Loan ID#1000044193**	4.00%	11/1/2048	NC	150,652	82,931
Mortgage Loan ID#1000028909**	2.00%	9/1/2054	CA	172,762	82,783
Mortgage Loan ID#1000043946**	2.00%	7/1/2056	MA	159,198	81,680
Mortgage Loan ID#1000028156**	5.99%	6/1/2037	NJ	171,886	81,330
Mortgage Loan ID#1000043995**	2.00%	1/1/2045	IL	306,860	80,940
Mortgage Loan ID#1000027105**	8.75%	9/21/2037	OR	153,228	80,282
Mortgage Loan ID#1000016194**	6.88%	8/1/2018	NY	89,843	80,202
Mortgage Loan ID#1000029122	4.75%	6/1/2054	FL	167,763	80,041
Mortgage Loan ID#1000043804	5.00%	7/1/2056	NJ	510,143	79,967
Mortgage Loan ID#1000003506	3.38%	3/1/2056	MI	113,468	79,801
Mortgage Loan ID#1000038508**	4.50%	6/1/2047	NJ	234,727	79,552
Mortgage Loan ID#1000001822	2.00%	1/1/2051	FL	157,224	79,056
Mortgage Loan ID#1000001793	8.50%	9/1/2037	NY	84,867	78,451
Mortgage Loan ID#1000015260**	4.00%	12/1/2036	GA	90,098	78,362
Mortgage Loan ID#1000001968	5.00%	9/1/2037	IL	134,231	77,941
Mortgage Loan ID#1000029115**	3.00%	7/1/2037	CA	370,927	77,742
Mortgage Loan ID#1000027358**	7.80%	8/1/2056	IL	118,423	77,624
Mortgage Loan ID#1000028936**	5.00%	5/1/2054	NY	412,683	77,531
Mortgage Loan ID#1000029027**	4.63%	9/1/2056	AZ	304,456	77,243
Mortgage Loan ID#1000000440**	2.88%	1/1/2038	TX	88,195	77,200
Mortgage Loan ID#1000003627	3.00%	11/1/2052	WI	161,201	76,961
Mortgage Loan ID#1000027341**	8.55%	7/1/2029	TX	98,697	76,916
Mortgage Loan ID#1000003512	3.63%	11/1/2034	GA	99,673	76,710
Mortgage Loan ID#1000001948	7.63%	5/1/2037	VA	120,849	76,434
Mortgage Loan ID#1000043722**	6.78%	2/1/2037	PA	91,253	76,351
Mortgage Loan ID#1000029060**	2.00%	6/1/2054	LA	99,720	75,821
Mortgage Loan ID#1000026938**	7.64%	12/1/2036	NY	170,519	75,323
Mortgage Loan ID#1000017518**	3.38%	8/1/2055	NJ	171,793	74,446
Mortgage Loan ID#1000000563**	8.99%	2/1/2037	AZ	81,377	74,373
Mortgage Loan ID#1000026553	2.00%	3/1/2038	IL	285,953	74,349
Mortgage Loan ID#1000035041**	6.25%	11/1/2056	NJ	242,563	74,248
Mortgage Loan ID#1000025973**	3.00%	11/1/2054	PA	297,472	74,177
Mortgage Loan ID#1000029391**	7.61%	8/1/2040	FL	242,367	74,039
Mortgage Loan ID#1000044235**	6.85%	1/26/2036	NJ	90,853	73,678
Mortgage Loan ID#1000000706**	3.13%	8/1/2037	FL	231,992	73,376
Mortgage Loan ID#1000035363	2.75%	12/1/2024	CA	79,675	71,948
Mortgage Loan ID#1000026256**	8.75%	11/1/2035	FL	143,301	71,869
Mortgage Loan ID#1000027381**	11.50%	10/1/2035	NC	68,357	71,775
Mortgage Loan ID#1000015614**	2.63%	8/1/2036	FL	113,684	71,690
Mortgage Loan ID#1000029308**	5.88%	2/1/2022	MI	59,660	71,451
Mortgage Loan ID#1000028798**	4.84%	11/1/2036	OH	122,879	70,835
Mortgage Loan ID#1000027174**	4.25%	1/1/2056	MA	337,849	70,819
Mortgage Loan ID#1000034979**	3.13%	8/1/2056	IL	197,191	70,756
Mortgage Loan ID#1000015565**	8.70%	12/1/2034	NY	67,138	70,495
Mortgage Loan ID#1000000621**	4.50%	11/1/2053	KY	96,289	70,308
Mortgage Loan ID#1000015277**	4.88%	12/1/2053	MD	88,886	69,864
Mortgage Loan ID#1000017525**	4.00%	4/1/2055	MD	152,233	69,723
Mortgage Loan ID#1000017526**	2.00%	1/1/2042	IA	86,663	69,486
Mortgage Loan ID#1000001921	7.75%	5/1/2037	VA	130,093	69,070
Mortgage Loan ID#1000029385**	8.50%	5/1/2037	FL	178,830	68,876
Mortgage Loan ID#1000035844**	5.75%	9/1/2056	SC	231,665	68,564
Mortgage Loan ID#1000001464	3.00%	6/1/2055	IL	266,557	68,529
Mortgage Loan ID#1000028943**	2.00%	6/1/2053	FL	296,806	68,498
Mortgage Loan ID#1000002011	2.00%	8/1/2056	FL	483,145	67,468
Mortgage Loan ID#1000002006	7.75%	3/1/2037	FL	74,984	67,313
Mortgage Loan ID#1000028406**	7.50%	5/1/2035	NY	90,270	67,299
Mortgage Loan ID#1000003679	4.88%	5/1/2054	MI	120,027	67,281
Mortgage Loan ID#1000015272**	7.83%	2/1/2037	TX	63,728	66,915
Mortgage Loan ID#1000044279**	6.70%	7/1/2026	TX	66,139	66,747
Mortgage Loan ID#1000015939**	4.00%	9/1/2053	AZ	76,373	66,595
Mortgage Loan ID#1000015637**	4.25%	12/1/2054	AL	109,986	65,791
Mortgage Loan ID#1000016328**	6.25%	12/1/2034	NJ	138,797	65,510
Mortgage Loan ID#1000015651**	8.70%	6/1/2036	TX	62,838	65,381
Mortgage Loan ID#1000026712**	4.88%	1/1/2036	TX	82,006	65,025
Mortgage Loan ID#1000016784**	8.25%	5/1/2037	FL	197,654	64,862
Mortgage Loan ID#1000026506**	4.13%	2/1/2055	FL	112,478	64,329
Mortgage Loan ID#1000028465**	4.80%	2/1/2036	OR	127,615	64,326
Mortgage Loan ID#1000028413**	4.88%	12/1/2053	TX	71,617	64,297
Mortgage Loan ID#1000028161**	3.00%	2/1/2056	IL	238,765	63,890
Mortgage Loan ID#1000044142**	3.88%	10/1/2054	OH	127,725	63,717
Mortgage Loan ID#1000014997**	7.88%	12/1/2054	NY	60,540	63,567
Mortgage Loan ID#1000025958**	4.13%	11/1/2053	WI	128,833	63,386
Mortgage Loan ID#1000003504	4.00%	5/1/2055	AR	88,135	63,346
Mortgage Loan ID#1000002009	3.00%	7/1/2054	NJ	347,290	63,018
Mortgage Loan ID#1000043709**	4.13%	10/1/2056	MI	160,490	62,755
Mortgage Loan ID#1000044075**	11.99%	10/1/2029	PA	60,383	62,459
Mortgage Loan ID#1000044092**	6.99%	7/1/2024	PA	62,290	62,447
Mortgage Loan ID#1000001271	2.25%	9/1/2056	NJ	362,903	61,624
Mortgage Loan ID#1000015932	6.13%	10/1/2036	NY	62,543	61,561
Mortgage Loan ID#1000001800	7.88%	4/1/2037	NY	103,579	61,512
Mortgage Loan ID#1000015282**	2.00%	3/1/2051	LA	126,558	61,500
Mortgage Loan ID#1000001589	2.63%	10/1/2056	NJ	273,606	61,320
Mortgage Loan ID#1000026454**	2.00%	6/1/2051	IA	74,275	60,589
Mortgage Loan ID#1000026464**	7.50%	8/1/2035	WI	57,615	60,168
Mortgage Loan ID#1000015320**	4.00%	7/1/2039	DE	139,406	59,773
Mortgage Loan ID#1000027403**	5.38%	4/1/2036	WI	202,915	59,507
Mortgage Loan ID#1002229098	8.00%	12/1/2025	GA	56,503	59,328
Mortgage Loan ID#1000017401**	3.00%	1/1/2051	IN	108,355	59,281
Mortgage Loan ID#1000027318**	3.38%	9/1/2055	OH	84,608	59,021
Mortgage Loan ID#1000001233	2.00%	1/1/2047	IL	131,509	58,945
Mortgage Loan ID#1000028837**	7.13%	10/1/2028	OH	64,238	58,890
Mortgage Loan ID#1000025970**	7.00%	1/1/2037	SD	82,522	58,626
Mortgage Loan ID#1000025925**	5.36%	12/1/2035	NY	84,843	58,398
Mortgage Loan ID#1000025947**	4.25%	3/1/2055	KS	71,646	58,373
Mortgage Loan ID#1000035249**	9.00%	6/1/2027	NY	55,560	57,962
Mortgage Loan ID#1000026730**	7.83%	4/1/2048	FL	96,268	57,849
Mortgage Loan ID#1000015563**	4.00%	10/1/2053	LA	67,878	57,828
Mortgage Loan ID#1000043575**	5.88%	6/1/2036	NY	177,408	57,824
Mortgage Loan ID#1000016084	5.13%	1/1/2054	LA	71,734	57,548
Mortgage Loan ID#1000017087**	8.00%	8/1/2025	IL	60,419	57,033
Mortgage Loan ID#1000001834	8.75%	5/1/2037	NV	169,526	56,521
Mortgage Loan ID#1000026230**	7.25%	12/1/2035	FL	75,913	56,481
Mortgage Loan ID#1000029105**	3.88%	9/1/2053	OH	127,750	56,284
Mortgage Loan ID#7000014317	5.25%	3/1/2042	VA	130,847	55,944
Mortgage Loan ID#1000000376**	11.13%	10/1/2037	NY	53,400	55,575
Mortgage Loan ID#1000001546	4.88%	5/1/2054	NC	96,642	55,513
Mortgage Loan ID#1000043746**	4.88%	9/1/2056	CT	168,879	55,341
Mortgage Loan ID#1000043264**	3.25%	4/1/2056	OH	93,757	54,534
Mortgage Loan ID#1000027361**	7.45%	12/1/2025	LA	54,135	53,994
Mortgage Loan ID#1000029244**	6.47%	8/1/2036	TX	53,867	53,697
Mortgage Loan ID#1000017351**	2.88%	4/1/2036	KS	86,782	53,668
Mortgage Loan ID#1000027348**	5.15%	10/1/2034	KY	77,307	53,562
Mortgage Loan ID#1000015257**	3.25%	8/1/2055	PA	161,615	53,550
Mortgage Loan ID#1000027380**	4.00%	5/1/2055	TX	101,644	52,799
Mortgage Loan ID#1000044181**	6.75%	6/1/2037	MI	136,033	52,564
Mortgage Loan ID#1000002117	5.14%	5/1/2037	NJ	465,434	52,336
Mortgage Loan ID#1000027952**	4.88%	2/1/2037	IN	135,791	52,101
Mortgage Loan ID#1000026763**	11.75%	4/1/2020	NY	52,577	52,073
Mortgage Loan ID#1000015558**	4.88%	7/1/2054	NY	65,356	51,558
Mortgage Loan ID#1000043424**	7.38%	6/1/2026	AL	50,021	51,501
Mortgage Loan ID#1000017252**	7.00%	9/1/2028	NY	50,681	51,465
Mortgage Loan ID#1000015261**	4.88%	8/1/2054	PA	117,689	51,200
Mortgage Loan ID#1000026554**	10.68%	11/6/2027	GA	49,475	51,198
Mortgage Loan ID#1000015906**	3.50%	1/1/2056	TX	62,026	51,070
Mortgage Loan ID#1000029162**	7.50%	8/1/2035	LA	118,237	51,070
Mortgage Loan ID#1000044196**	7.99%	1/1/2036	MD	148,017	50,770
Mortgage Loan ID#1000043222**	3.49%	5/1/2025	CA	55,164	50,548
Mortgage Loan ID#1000029399**	2.00%	7/1/2037	MD	109,340	50,529
Mortgage Loan ID#7000003524	4.75%	7/1/2040	CA	162,493	50,469
Mortgage Loan ID#1000029163**	5.04%	2/1/2037	PA	99,074	50,239
Mortgage Loan ID#1000025927**	4.61%	5/1/2036	ID	60,966	49,738
Mortgage Loan ID#1000015268**	4.85%	10/1/2050	FL	159,583	48,843
Mortgage Loan ID#1000029010**	3.00%	9/1/2044	FL	120,026	48,706
Mortgage Loan ID#1000029423**	3.40%	6/1/2044	TX	91,983	48,548
Mortgage Loan ID#1000027209**	4.63%	8/1/2054	IL	178,052	48,383
Mortgage Loan ID#1000043439	8.99%	5/1/2032	IN	65,323	47,964
Mortgage Loan ID#1000027992**	3.13%	9/1/2035	IL	77,988	47,798
Mortgage Loan ID#1000026461**	8.60%	7/1/2034	TX	55,070	47,321
Mortgage Loan ID#1000001521	2.00%	7/1/2051	NE	117,308	47,197
Mortgage Loan ID#1000025935**	4.13%	8/1/2053	PA	210,627	47,046
Mortgage Loan ID#1000043847**	8.95%	3/7/2037	UT	45,230	47,018
Mortgage Loan ID#1000016159**	6.75%	11/1/2036	NY	169,119	46,635
Mortgage Loan ID#1000015553**	10.99%	4/1/2015	NY	44,036	46,238
Mortgage Loan ID#1000034867	4.00%	8/1/2053	WI	71,300	46,185
Mortgage Loan ID#1000000363**	11.63%	10/1/2037	NY	44,083	45,860
Mortgage Loan ID#1000016908**	5.00%	2/1/2019	CA	46,758	45,104
Mortgage Loan ID#1000015564**	8.00%	3/1/2024	MS	43,762	44,578
Mortgage Loan ID#7000044223	4.25%	2/1/2044	CA	182,328	44,515
Mortgage Loan ID#1000025995**	4.13%	8/1/2053	AL	77,307	44,390
Mortgage Loan ID#1000017447**	8.15%	2/1/2036	AL	65,976	44,378
Mortgage Loan ID#1000044291**	3.25%	9/1/2048	TN	83,986	44,172
Mortgage Loan ID#1000044171**	4.00%	9/1/2053	IL	269,379	43,823
Mortgage Loan ID#1000044266**	8.95%	10/1/2036	NY	57,785	43,474
Mortgage Loan ID#1000026055**	2.60%	7/1/2056	FL	181,614	43,215
Mortgage Loan ID#1000034773**	5.13%	5/1/2050	PA	69,192	43,028
Mortgage Loan ID#1000000641**	8.00%	1/1/2037	TX	49,139	42,997
Mortgage Loan ID#1000015573**	4.13%	12/1/2056	NC	92,262	42,985
Mortgage Loan ID#1000044152**	5.00%	4/1/2054	MO	71,909	42,975
Mortgage Loan ID#1000015907**	7.50%	2/1/2037	TX	41,231	42,826
Mortgage Loan ID#1000027625**	4.88%	2/1/2054	WI	170,894	42,681
Mortgage Loan ID#1000017142**	3.52%	3/1/2017	NY	42,139	42,341
Mortgage Loan ID#1000000663**	9.85%	1/1/2037	NY	59,525	41,970
Mortgage Loan ID#1000015945**	3.13%	2/1/2037	IL	77,911	40,946
Mortgage Loan ID#1000025933**	7.00%	4/1/2039	AL	52,236	40,841
Mortgage Loan ID#1000029247**	2.00%	6/1/2053	TX	59,469	40,531
Mortgage Loan ID#1000003477	2.00%	1/1/2052	MS	123,578	40,259
Mortgage Loan ID#1000028966**	4.38%	8/1/2056	ME	149,718	40,012
Mortgage Loan ID#1000028449**	9.00%	6/1/2046	AL	44,861	39,612
Mortgage Loan ID#1000027130**	4.00%	9/1/2056	LA	100,809	39,418
Mortgage Loan ID#1000026187**	4.50%	10/1/2054	PA	113,627	38,970
Mortgage Loan ID#1000002535	2.00%	3/1/2037	CA	200,129	38,678
Mortgage Loan ID#1000029201**	3.00%	8/1/2056	WI	160,428	37,729
Mortgage Loan ID#1000028377**	9.63%	4/1/2034	IN	47,497	37,362
Mortgage Loan ID#1000044088**	8.35%	9/1/2034	AR	59,718	37,164
Mortgage Loan ID#1000026584**	7.38%	9/1/2046	FL	117,236	37,074
Mortgage Loan ID#1000043727**	5.63%	9/1/2056	IN	169,401	36,945
Mortgage Loan ID#1000003418	2.00%	3/1/2037	NY	103,994	36,813
Mortgage Loan ID#1000027252**	4.50%	11/1/2053	WI	126,129	36,721
Mortgage Loan ID#7000004746	4.75%	10/1/2040	CA	92,137	36,156
Mortgage Loan ID#1000029211**	6.47%	6/1/2032	PA	60,640	35,932
Mortgage Loan ID#1000015971	2.00%	2/1/2038	IL	73,383	35,728
Mortgage Loan ID#1000015972**	6.98%	4/1/2037	FL	96,044	35,697
Mortgage Loan ID#1000029342**	2.00%	8/1/2037	IA	66,994	35,696
Mortgage Loan ID#1000025920**	3.75%	11/1/2055	MI	56,386	35,615
Mortgage Loan ID#1000043371**	9.00%	10/1/2056	OH	69,685	34,455
Mortgage Loan ID#1000016883**	8.40%	1/1/2036	NJ	151,309	34,063
Mortgage Loan ID#1000017233**	8.00%	10/1/2019	TN	33,983	33,992
Mortgage Loan ID#1000001759	6.38%	12/1/2036	OK	40,417	33,708
Mortgage Loan ID#1000043557**	3.38%	1/1/2019	NY	44,528	33,403
Mortgage Loan ID#1000001792	2.00%	6/1/2054	SC	97,456	33,286
Mortgage Loan ID#1000036023**	6.65%	10/1/2056	OH	86,667	33,025
Mortgage Loan ID#1000025939**	4.00%	4/1/2054	KY	87,585	31,692
Mortgage Loan ID#7000000337	5.00%	9/1/2039	NM	106,000	31,115
Mortgage Loan ID#1000001762	6.63%	12/1/2036	OK	37,429	30,946
Mortgage Loan ID#1000043768**	4.88%	4/1/2047	MD	56,729	29,632
Mortgage Loan ID#1000029080**	4.38%	12/1/2053	IA	82,241	29,601
Mortgage Loan ID#1000029277**	4.63%	10/1/2054	IN	83,816	29,575
Mortgage Loan ID#1000001753	8.38%	6/1/2036	NY	36,456	29,415
Mortgage Loan ID#1000014995**	3.25%	7/1/2018	CT	31,158	29,411
Mortgage Loan ID#1000015867**	7.63%	10/1/2046	OH	70,188	28,971
Mortgage Loan ID#1000026986**	3.25%	9/1/2055	AL	162,209	28,969
Mortgage Loan ID#1000043430**	2.00%	1/1/2035	NJ	34,462	28,604
Mortgage Loan ID#1000025922**	4.13%	8/1/2053	OK	61,876	28,388
Mortgage Loan ID#1000016645**	3.13%	11/1/2019	FL	32,303	28,375
Mortgage Loan ID#1000043664**	5.13%	1/1/2056	WI	167,017	28,346
Mortgage Loan ID#7000030265	4.88%	3/1/2043	OR	79,076	27,394
Mortgage Loan ID#1000003417	1.00%	3/1/2022	NY	108,429	27,243
Mortgage Loan ID#1000002951	4.00%	3/1/2037	NY	127,420	26,706
Mortgage Loan ID#1000043210**	9.00%	10/1/2039	VA	88,744	25,994
Mortgage Loan ID#1000028818**	2.00%	12/1/2035	WI	195,443	25,972
Mortgage Loan ID#1000003366	10.75%	3/1/2022	NY	24,638	24,638
Mortgage Loan ID#1000043353**	9.64%	2/1/2047	OH	107,055	23,484
Mortgage Loan ID#1000016696**	6.54%	5/1/2018	NY	24,092	23,338
Mortgage Loan ID#1000002907	3.00%	8/1/2032	FL	119,662	23,058
Mortgage Loan ID#1000025991**	2.00%	7/1/2056	NM	148,992	21,835
Mortgage Loan ID#1000036019**	8.75%	1/1/2019	SC	22,016	21,423
Mortgage Loan ID#1000034873**	7.38%	10/1/2034	NJ	63,813	20,989
Mortgage Loan ID#1000000380**	12.50%	11/1/2037	MO	29,308	20,624
Mortgage Loan ID#7000018838	6.75%	7/1/2042	MD	52,651	20,158
Mortgage Loan ID#1000003336	3.00%	3/1/2022	NJ	70,398	20,005
Mortgage Loan ID#1000003201	5.63%	4/15/2032	RI	59,706	19,850
Mortgage Loan ID#1000001795	5.00%	8/1/2037	VA	78,603	19,501
Mortgage Loan ID#1000043793**	8.50%	1/1/2019	NY	18,591	18,776
Mortgage Loan ID#7000000429	5.00%	9/1/2039	CA	50,666	18,714
Mortgage Loan ID#7000003226	3.00%	6/1/2040	CA	80,391	18,108
Mortgage Loan ID#1000016586**	3.13%	4/1/2018	CT	23,562	18,108
Mortgage Loan ID#7000020155	5.50%	8/1/2027	CA	24,502	17,863
Mortgage Loan ID#1000029236**	10.90%	3/1/2037	FL	60,318	17,309
Mortgage Loan ID#1000003269	8.63%	3/1/2032	AZ	47,441	16,796
Mortgage Loan ID#1000002467	6.75%	3/9/2028	AZ	54,614	16,205
Mortgage Loan ID#1000002916	1.00%	9/1/2049	CA	78,265	16,154
Mortgage Loan ID#1000002521	14.13%	5/1/2022	TX	73,876	15,775
Mortgage Loan ID#1000003409	4.00%	4/1/2037	NY	98,132	15,146
Mortgage Loan ID#1000003386	10.38%	8/1/2022	FL	64,985	14,703
Mortgage Loan ID#1000003793	10.75%	4/1/2032	MI	41,314	14,483
Mortgage Loan ID#1000003757	12.50%	1/1/2037	MD	24,070	14,361
Mortgage Loan ID#1000043682**	2.00%	9/1/2052	IL	109,009	14,215
Mortgage Loan ID#1000035248**	3.38%	8/1/2018	PA	14,792	13,624
Mortgage Loan ID#1000003379	5.50%	5/1/2037	IL	78,200	13,550
Mortgage Loan ID#1000003014	5.88%	8/15/2032	MT	41,616	13,017
Mortgage Loan ID#1000003265	12.75%	2/1/2022	TX	47,615	12,849
Mortgage Loan ID#1000003288	6.38%	4/15/2032	NY	50,021	12,716
Mortgage Loan ID#1000003284	10.50%	3/1/2037	NC	49,472	12,496
Mortgage Loan ID#1000003330	10.88%	3/1/2022	NY	61,404	12,483
Mortgage Loan ID#1000003131	4.00%	3/1/2022	NV	17,231	12,429
Mortgage Loan ID#1000003393	4.00%	4/1/2037	VA	78,696	12,331
Mortgage Loan ID#1000003380	4.23%	9/1/2037	CA	79,333	12,330
Mortgage Loan ID#1000043985**	8.60%	7/1/2056	IL	93,488	12,287
Mortgage Loan ID#1000003048	4.00%	8/15/2032	NY	42,236	12,027
Mortgage Loan ID#1000003314	10.25%	4/1/2022	UT	41,860	11,752
Mortgage Loan ID#1000003338	9.13%	4/1/2037	NY	65,131	11,704
Mortgage Loan ID#1000003295	10.75%	2/1/2022	IL	30,808	11,676
Mortgage Loan ID#1000003425	6.15%	3/1/2037	CA	58,818	11,567
Mortgage Loan ID#1000003266	10.63%	1/1/2037	NC	43,426	11,295
Mortgage Loan ID#1000002455	5.64%	9/1/2037	AZ	60,845	11,216
Mortgage Loan ID#1000002985	10.88%	2/1/2022	CA	50,216	11,158
Mortgage Loan ID#1000003373	7.41%	4/1/2037	NY	61,386	10,883
Mortgage Loan ID#1000001756	3.00%	3/1/2047	NY	59,417	10,833
Mortgage Loan ID#1000001120	7.50%	5/1/2020	NY	47,436	10,661
Mortgage Loan ID#1000003006	6.63%	4/15/2032	NY	31,939	10,315
Mortgage Loan ID#5000003989	0.00%	11/1/2024	NV	19,574	9,755
Mortgage Loan ID#1000002439	5.50%	4/1/2038	AZ	64,178	9,611
Mortgage Loan ID#7000001895	5.25%	3/1/2040	CA	23,506	8,986
Mortgage Loan ID#1000003819	6.00%	4/1/2037	GA	81,795	8,894
Mortgage Loan ID#1000003155	10.63%	3/1/2032	FL	40,581	8,627
Mortgage Loan ID#1000003936**	3.63%	3/1/2056	WI	89,996	8,553
Mortgage Loan ID#7000057184	4.50%	10/1/2028	AZ	19,461	8,479
Mortgage Loan ID#1000003752	1.00%	12/1/2040	MD	78,715	8,471
Mortgage Loan ID#1000003980	5.38%	4/1/2039	CT	31,074	8,383
Mortgage Loan ID#1000003029	8.25%	3/1/2022	FL	34,020	8,328
Mortgage Loan ID#1000003331	9.25%	4/1/2022	IL	36,835	8,217
Mortgage Loan ID#1000003298	10.50%	7/1/2022	TX	35,449	8,205
Mortgage Loan ID#1000003808	9.50%	4/1/2037	NH	33,447	8,179
Mortgage Loan ID#1000043745**	3.25%	8/1/2016	NJ	10,432	8,023
Mortgage Loan ID#1000002468	7.25%	2/5/2028	AZ	14,117	7,987
Mortgage Loan ID#1000003794	11.25%	4/1/2037	WI	43,877	7,878
Mortgage Loan ID#1000002434	8.00%	3/30/2028	AZ	25,759	7,741
Mortgage Loan ID#1000002452	5.99%	9/4/2023	AZ	20,226	7,626
Mortgage Loan ID#7000000222	3.38%	4/1/2039	MO	31,243	7,604
Mortgage Loan ID#1000003329	6.93%	3/1/2037	VA	26,090	7,591
Mortgage Loan ID#1000003277	5.50%	4/1/2037	NV	46,449	7,433
Mortgage Loan ID#6000000582	1.00%	11/1/2038	NY	57,070	7,404
Mortgage Loan ID#1000003280	2.00%	10/1/2037	AZ	62,508	7,384
Mortgage Loan ID#1000003042	9.63%	4/1/2022	VA	63,480	7,255
Mortgage Loan ID#5000004012	0.00%	11/1/2020	FL	181,852	7,238
Mortgage Loan ID#1000003274	7.45%	4/1/2037	NV	37,058	7,220
Mortgage Loan ID#7000016846	5.38%	4/1/2027	FL	13,748	7,163
Mortgage Loan ID#1000002475	7.25%	3/24/2028	AZ	23,661	7,110
Mortgage Loan ID#1000002442	7.50%	5/22/2026	AZ	21,133	7,076
Mortgage Loan ID#1000015928**	10.25%	9/1/2019	GA	7,981	6,777
Mortgage Loan ID#1000002474	7.25%	2/8/2028	AZ	22,928	6,756
Mortgage Loan ID#1000003407	2.00%	5/1/2037	CA	56,127	6,614
Mortgage Loan ID#1000002453	7.50%	1/7/2028	AZ	20,602	6,495
Mortgage Loan ID#7000021621	5.50%	1/1/2028	CA	10,906	6,477
Mortgage Loan ID#1000003227	6.00%	8/1/2022	OR	23,089	6,292
Mortgage Loan ID#1000003146	12.13%	3/1/2037	NC	14,141	6,242
Mortgage Loan ID#1000003430	2.00%	11/1/2050	VA	65,021	6,225
Mortgage Loan ID#1000003318	4.78%	9/1/2037	CA	44,996	6,189
Mortgage Loan ID#7000524032	5.00%	7/1/2045	CA	23,824	6,185
Mortgage Loan ID#1000003420	2.00%	6/1/2051	NY	97,766	6,178
Mortgage Loan ID#7000036678	5.00%	8/1/2028	FL	17,967	6,155
Mortgage Loan ID#1000003186	13.63%	2/1/2022	VA	17,670	6,089
Mortgage Loan ID#1000003224	8.75%	2/1/2022	PA	21,290	5,876
Mortgage Loan ID#1000028827**	5.38%	10/1/2036	IL	301,644	5,853
Mortgage Loan ID#1000002445	8.50%	4/9/2028	AZ	17,764	5,808
Mortgage Loan ID#1000002462	7.00%	4/24/2026	AZ	17,469	5,713
Mortgage Loan ID#7000016879	5.38%	4/1/2027	CA	11,140	5,670
Mortgage Loan ID#1000003200	5.65%	4/1/2037	FL	39,090	5,591
Mortgage Loan ID#1000003215	12.50%	3/1/2022	TX	17,221	5,546
Mortgage Loan ID#1000003007	6.58%	4/1/2037	NJ	28,667	5,507
Mortgage Loan ID#1000002530	6.00%	2/1/2039	PA	61,677	5,480
Mortgage Loan ID#7000032686	0.50%	5/1/2043	VA	46,118	5,466
Mortgage Loan ID#1000002459	6.01%	4/1/2028	AZ	15,993	5,377
Mortgage Loan ID#1000017272**	3.38%	1/1/2018	NY	5,533	5,294
Mortgage Loan ID#1000003077	13.25%	3/1/2022	NM	20,147	5,257
Mortgage Loan ID#1000003011	4.87%	4/1/2037	CA	40,276	5,235
Mortgage Loan ID#1000003003	9.63%	3/1/2022	IL	20,404	5,230
Mortgage Loan ID#7000037380	3.38%	8/1/2028	DE	14,538	5,160
Mortgage Loan ID#7000014197	5.25%	1/1/2042	FL	16,877	5,107
Mortgage Loan ID#1000002427	7.01%	5/1/2038	AZ	27,559	5,074
Mortgage Loan ID#1000002426	8.50%	3/30/2028	AZ	17,882	5,067
Mortgage Loan ID#1000003413	4.91%	3/1/2037	NY	58,128	5,014
Mortgage Loan ID#1000003789	12.63%	12/1/2036	WI	24,889	4,925
Mortgage Loan ID#1000003378	1.00%	11/1/2051	CA	111,859	4,900
Mortgage Loan ID#1000003106	9.38%	4/1/2022	TX	19,158	4,885
Mortgage Loan ID#1000002983	4.82%	4/1/2039	AZ	32,441	4,795
Mortgage Loan ID#1000003189	1.00%	3/1/2037	FL	39,175	4,729
Mortgage Loan ID#7000029305	5.00%	5/1/2028	PA	11,248	4,698
Mortgage Loan ID#1000003079	6.13%	4/20/2031	HI	16,567	4,669
Mortgage Loan ID#1000003104	13.38%	8/1/2021	OH	22,365	4,478
Mortgage Loan ID#1000003347	1.00%	2/1/2038	NY	50,840	4,472
Mortgage Loan ID#7000040113	5.50%	9/1/2028	FL	9,783	4,407
Mortgage Loan ID#1000003272	2.38%	3/1/2037	AZ	39,149	4,294
Mortgage Loan ID#1000003065	2.00%	5/1/2036	PA	31,813	4,242
Mortgage Loan ID#7000034325	5.00%	5/1/2028	AL	10,626	4,189
Mortgage Loan ID#1000002998	3.00%	2/1/2037	OH	70,475	4,155
Mortgage Loan ID#1000003356	1.00%	6/1/2052	NY	81,825	4,153
Mortgage Loan ID#1000003363	3.00%	2/1/2037	NY	53,577	3,999
Mortgage Loan ID#1000003151	13.75%	3/1/2022	MN	29,817	3,961
Mortgage Loan ID#1000003067	1.00%	4/1/2038	UT	47,452	3,905
Mortgage Loan ID#1000002425	8.75%	1/22/2028	AZ	5,801	3,769
Mortgage Loan ID#1000003387	5.50%	4/1/2037	NY	61,053	3,734
Mortgage Loan ID#1000003802	11.50%	4/1/2037	MA	56,944	3,691
Mortgage Loan ID#7000049512	5.00%	10/1/2028	FL	8,081	3,646
Mortgage Loan ID#1000003775	10.00%	4/1/2037	MI	12,689	3,579
Mortgage Loan ID#1000003983	4.75%	6/1/2039	CT	11,616	3,539
Mortgage Loan ID#7000144524	4.00%	3/1/2044	NV	16,196	3,476
Mortgage Loan ID#7000056207	5.13%	10/1/2028	AZ	7,825	3,402
Mortgage Loan ID#7000227562	4.00%	6/1/2044	CA	13,646	3,381
Mortgage Loan ID#1000003392	1.00%	11/1/2039	NY	38,334	3,254
Mortgage Loan ID#1000000614	6.00%	12/1/2039	IN	10,110	3,195
Mortgage Loan ID#1000002531	1.00%	2/1/2044	NY	51,313	2,993
Mortgage Loan ID#1000003212	13.25%	4/1/2022	PA	29,222	2,945
Mortgage Loan ID#1000002972	12.88%	1/1/2022	PA	18,955	2,914
Mortgage Loan ID#7000044724	4.50%	9/1/2028	IL	14,498	2,908
Mortgage Loan ID#1000003591	8.38%	4/15/2032	GA	8,174	2,883
Mortgage Loan ID#1000003090	11.63%	3/1/2022	TX	6,773	2,810
Mortgage Loan ID#1000003218	5.00%	4/1/2037	VA	49,706	2,719
Mortgage Loan ID#7000026184	4.38%	1/1/2046	TN	14,100	2,705
Mortgage Loan ID#1000003073	8.00%	3/1/2027	NV	8,623	2,700
Mortgage Loan ID#7000036752	5.50%	8/1/2028	MN	63,358	2,681
Mortgage Loan ID#1000003203	9.50%	3/1/2022	VA	23,924	2,630
Mortgage Loan ID#7000275218	4.00%	8/1/2044	IN	11,947	2,525
Mortgage Loan ID#1000002569	4.00%	5/1/2037	FL	62,010	2,470
Mortgage Loan ID#7000098633	4.50%	2/1/2044	FL	6,971	2,442
Mortgage Loan ID#1000003768	6.88%	3/1/2037	TN	16,838	2,417
Mortgage Loan ID#7000037510	5.00%	9/1/2028	CT	4,459	2,210
Mortgage Loan ID#1000002905	4.00%	4/1/2037	MN	74,290	2,065
Mortgage Loan ID#1000003115	1.00%	5/1/2038	NJ	27,265	2,028
Mortgage Loan ID#7000038883	5.00%	9/1/2028	MI	17,735	2,026
Mortgage Loan ID#1000003961	4.81%	1/1/2037	NJ	30,287	1,993
Mortgage Loan ID#7000242451	3.75%	7/1/2044	FL	11,863	1,967
Mortgage Loan ID#1000003059	1.00%	7/1/2038	AZ	18,071	1,936
Mortgage Loan ID#7000106608	5.00%	2/1/2029	CA	13,203	1,905
Mortgage Loan ID#7000036523	6.00%	9/1/2043	IL	4,426	1,891
Mortgage Loan ID#1000003767	3.00%	12/1/2036	TN	16,799	1,879
Mortgage Loan ID#7000362626	3.00%	11/1/2044	FL	9,821	1,848
Mortgage Loan ID#1000003255	12.13%	3/1/2022	MN	2,892	1,801
Mortgage Loan ID#1000002238	2.00%	7/1/2053	FL	23,018	1,780
Mortgage Loan ID#7000032678	4.00%	5/1/2028	OH	4,697	1,771
Mortgage Loan ID#7000001222	5.00%	2/1/2040	TX	10,788	1,750
Mortgage Loan ID#1000003220	1.00%	6/1/2052	IL	38,723	1,656
Mortgage Loan ID#1000003303	9.63%	3/1/2022	VA	18,393	1,644
Mortgage Loan ID#1000003815	2.00%	12/1/2048	MD	19,462	1,577
Mortgage Loan ID#7000314799	5.00%	10/1/2029	OH	4,704	1,570
Mortgage Loan ID#1000003102	13.00%	4/1/2022	NY	13,316	1,405
Mortgage Loan ID#1000003807	1.00%	5/1/2044	MD	23,846	1,288
Mortgage Loan ID#1000003317	6.50%	2/1/2037	NJ	53,632	1,252
Mortgage Loan ID#7000036539	4.88%	7/1/2028	IL	6,520	1,205
Mortgage Loan ID#1000002992	9.88%	1/1/2022	WY	8,509	953
Mortgage Loan ID#1000003783	6.00%	3/1/2037	AR	11,276	884
Mortgage Loan ID#1000003088	8.90%	3/1/2037	TX	12,832	845
Mortgage Loan ID#1000029182**	5.98%	8/1/2056	FL	192,372	802
Mortgage Loan ID#1000003044	12.38%	3/1/2022	FL	30,262	613
Mortgage Loan ID#1000003019	1.00%	6/1/2054	FL	31,742	444
Mortgage Loan ID#1000003096	11.25%	2/1/2022	TX	11,653	424
Mortgage Loan ID#1000027712**	7.75%	4/5/2021	TX	202	194
Mortgage Loan ID#7000030263	5.00%	8/1/2028	WI	5,430	-
Mortgage Loan ID#5000004018	0.00%	9/1/2016	FL	750	-
Mortgage Loan ID#7000063645	5.00%	9/1/2028	VA	11,882	-
Mortgage Loan ID#5000003985	0.00%	4/1/2016	ME	4,375	-
Mortgage Loan ID#5000003997	0.00%	12/1/2016	ID	260	-
Mortgage Loan ID#5000004007	0.00%	8/1/2017	CA	4,000	-
Mortgage Loan ID#7000038874	6.00%	8/1/2028	OH	10,848	-
Mortgage Loan ID#1000000581	5.50%	8/1/2039	WA	49,291	-
Mortgage Loan ID#7000033764	5.00%	7/1/2028	IL	13,357	-
Mortgage Loan ID#1000003956	8.50%	12/1/2036	AL	52,170	-
Mortgage Loan ID#7000004323	2.00%	8/1/2040	FL	121,631	-
Mortgage Loan ID#1000025930	3.00%	2/1/2056	MS	41,098	-
Mortgage Loan ID#1000025950	4.63%	9/1/2054	IL	102,093	-
Mortgage Loan ID#1000001468	0.00%	12/1/2023	NY	10,000	-
Mortgage Loan ID#1000002406	10.25%	11/1/2020	IL	49,062	-
Mortgage Loan ID#1000002417	6.50%	11/1/2037	AZ	50,399	-
Mortgage Loan ID#1000002422	10.25%	5/12/2028	AZ	13,386	-
Mortgage Loan ID#1000002484	1.00%	1/1/2052	IL	37,013	-
Mortgage Loan ID#1000002513	8.37%	10/1/2036	NJ	74,519	-
Mortgage Loan ID#1000002517	1.00%	4/1/2037	DC	29,170	-
Mortgage Loan ID#1000002519	13.38%	3/1/2022	NJ	85,620	-
Mortgage Loan ID#1000002526	9.50%	7/1/2031	NJ	50,000	-
Mortgage Loan ID#1000002527	2.00%	12/1/2036	NJ	20,463	-
Mortgage Loan ID#1000002528	2.00%	3/1/2037	NJ	132,028	-
Mortgage Loan ID#1000002533	12.75%	3/1/2022	NY	179,088	-
Mortgage Loan ID#1000002534	2.00%	9/1/2022	NJ	108,500	-
Mortgage Loan ID#1000002538	2.00%	6/1/2036	NY	88,216	-
Mortgage Loan ID#1000002553	1.00%	5/1/2054	NV	45,835	-
Mortgage Loan ID#1000002564	5.68%	9/1/2037	FL	48,684	-
Mortgage Loan ID#1000002567	11.50%	2/1/2022	VA	58,649	-
Mortgage Loan ID#1000002568	10.75%	4/1/2022	IL	52,139	-
Mortgage Loan ID#1000002571	2.00%	7/1/2036	NJ	85,612	-
Mortgage Loan ID#1000002575	4.63%	11/1/2036	NY	85,801	-
Mortgage Loan ID#1000002580	3.10%	3/1/2036	NY	86,665	-
Mortgage Loan ID#1000002582	12.75%	4/1/2021	NY	103,510	-
Mortgage Loan ID#1000002594	12.25%	11/1/2021	IL	13,368	-
Mortgage Loan ID#1000002619	2.00%	11/1/2036	FL	19,395	-
Mortgage Loan ID#1000002649	13.00%	1/1/2022	FL	40,803	-
Mortgage Loan ID#1000002681	14.00%	3/1/2022	FL	67,464	-
Mortgage Loan ID#1000002723	6.00%	3/1/2022	AZ	33,767	-
Mortgage Loan ID#1000002726	13.50%	4/15/2032	FL	41,392	-
Mortgage Loan ID#1000002737	2.00%	2/1/2022	TX	19,418	-
Mortgage Loan ID#1000002758	11.00%	4/1/2022	FL	25,063	-
Mortgage Loan ID#1000002768	11.38%	2/1/2022	AZ	21,809	-
Mortgage Loan ID#1000002770	12.25%	6/1/2031	FL	39,977	-
Mortgage Loan ID#1000002784	12.63%	2/1/2022	FL	83,881	-
Mortgage Loan ID#1000002785	14.25%	5/1/2022	FL	28,347	-
Mortgage Loan ID#1000002791	11.38%	4/1/2022	FL	41,930	-
Mortgage Loan ID#1000002796	11.25%	4/1/2022	IL	48,863	-
Mortgage Loan ID#1000002797	12.75%	1/1/2022	FL	30,544	-
Mortgage Loan ID#1000002803	10.88%	3/1/2022	IL	55,217	-
Mortgage Loan ID#1000002835	10.50%	5/1/2022	NJ	58,382	-
Mortgage Loan ID#1000002848	14.25%	9/1/2021	NJ	75,905	-
Mortgage Loan ID#1000002869	1.00%	3/1/2037	CA	78,824	-
Mortgage Loan ID#1000002874	12.50%	3/1/2022	NY	86,796	-
Mortgage Loan ID#1000002904	6.00%	3/1/2022	NY	48,338	-
Mortgage Loan ID#1000002909	2.00%	7/1/2036	FL	79,045	-
Mortgage Loan ID#1000002915	1.00%	2/1/2022	NY	135,226	-
Mortgage Loan ID#1000002919	12.25%	2/1/2022	NY	108,421	-
Mortgage Loan ID#1000002931	11.63%	4/1/2022	NY	111,295	-
Mortgage Loan ID#1000002934	11.75%	3/1/2022	CA	63,761	-
Mortgage Loan ID#1000002970	9.63%	1/1/2022	CA	55,487	-
Mortgage Loan ID#1000002978	9.38%	3/1/2022	FL	20,302	-
Mortgage Loan ID#1000002981	10.50%	1/1/2022	OH	22,827	-
Mortgage Loan ID#1000002987	10.13%	7/1/2021	CA	59,712	-
Mortgage Loan ID#1000002997	5.13%	4/1/2037	NY	55,102	-
Mortgage Loan ID#1000002999	10.75%	2/1/2022	TX	25,151	-
Mortgage Loan ID#1000003000	1.00%	3/1/2037	AZ	57,052	-
Mortgage Loan ID#1000003027	10.50%	3/1/2022	FL	50,213	-
Mortgage Loan ID#1000003038	4.13%	1/1/2037	IL	46,985	-
Mortgage Loan ID#1000003041	11.63%	3/1/2022	IL	63,587	-
Mortgage Loan ID#1000003049	10.13%	8/1/2022	CA	25,163	-
Mortgage Loan ID#1000003068	9.01%	1/1/2037	FL	18,958	-
Mortgage Loan ID#1000003071	4.71%	5/1/2032	FL	25,139	-
Mortgage Loan ID#1000003092	12.13%	2/1/2022	PA	6,657	-
Mortgage Loan ID#1000003094	7.30%	3/1/2037	TX	20,228	-
Mortgage Loan ID#1000003101	5.50%	2/1/2037	FL	50,730	-
Mortgage Loan ID#1000003109	2.00%	2/1/2037	FL	35,207	-
Mortgage Loan ID#1000003111	9.88%	8/1/2022	AZ	36,273	-
Mortgage Loan ID#1000003147	3.00%	4/1/2037	FL	45,801	-
Mortgage Loan ID#1000003164	12.50%	3/1/2022	FL	51,085	-
Mortgage Loan ID#1000003179	9.50%	3/1/2022	AZ	30,304	-
Mortgage Loan ID#1000003192	2.00%	9/1/2036	CA	39,923	-
Mortgage Loan ID#1000003207	1.00%	3/1/2022	WA	39,095	-
Mortgage Loan ID#1000003208	8.84%	10/1/2036	PA	45,180	-
Mortgage Loan ID#1000003213	10.25%	3/1/2022	TX	43,985	-
Mortgage Loan ID#1000003226	5.50%	2/1/2037	FL	24,637	-
Mortgage Loan ID#1000003229	1.00%	5/1/2038	PA	35,144	-
Mortgage Loan ID#1000003243	1.00%	3/1/2037	CA	63,487	-
Mortgage Loan ID#1000003246	10.75%	3/1/2022	NJ	46,826	-
Mortgage Loan ID#1000003251	6.50%	5/1/2037	CA	88,732	-
Mortgage Loan ID#1000003253	10.25%	1/1/2022	NJ	28,508	-
Mortgage Loan ID#1000003262	6.25%	4/1/2022	VA	47,636	-
Mortgage Loan ID#1000003273	4.00%	1/1/2037	IL	7,481	-
Mortgage Loan ID#1000003278	7.21%	4/1/2032	NY	67,913	-
Mortgage Loan ID#1000003291	5.50%	11/1/2036	NY	56,869	-
Mortgage Loan ID#1000003304	10.50%	5/1/2022	CA	102,564	-
Mortgage Loan ID#1000003305	11.50%	4/1/2022	CA	79,314	-
Mortgage Loan ID#1000003308	11.63%	5/1/2032	FL	73,798	-
Mortgage Loan ID#1000003313	8.19%	2/1/2037	NJ	47,344	-
Mortgage Loan ID#1000003334	6.50%	3/1/2037	CA	88,322	-
Mortgage Loan ID#1000003351	2.00%	5/1/2037	NY	41,776	-
Mortgage Loan ID#1000003355	3.00%	2/1/2037	VA	131,588	-
Mortgage Loan ID#1000003357	3.00%	5/1/2037	CA	76,518	-
Mortgage Loan ID#1000003364	3.00%	8/1/2037	CA	105,953	-
Mortgage Loan ID#1000003367	2.00%	4/1/2037	NY	82,587	-
Mortgage Loan ID#1000003372	2.00%	3/1/2037	VA	74,770	-
Mortgage Loan ID#1000003381	11.13%	8/1/2022	NY	29,621	-
Mortgage Loan ID#1000003385	12.88%	10/1/2021	NY	44,885	-
Mortgage Loan ID#1000003388	11.00%	5/1/2022	NJ	71,597	-
Mortgage Loan ID#1000003391	2.00%	5/1/2037	NJ	52,193	-
Mortgage Loan ID#1000003395	10.50%	4/1/2022	NY	81,055	-
Mortgage Loan ID#1000003688	13.63%	2/1/2022	MI	18,734	-
Mortgage Loan ID#1000003693	9.63%	8/1/2036	GA	36,042	-
Mortgage Loan ID#1000003727	12.50%	2/1/2037	MA	29,062	-
Mortgage Loan ID#1000003741	12.38%	7/1/2036	GA	62,331	-
Mortgage Loan ID#1000003744	2.00%	7/1/2036	MA	42,622	-
Mortgage Loan ID#1000003753	12.50%	3/1/2022	MI	99,974	-
Mortgage Loan ID#1000003760	9.50%	2/1/2037	MA	42,788	-
Mortgage Loan ID#1000003780	11.38%	4/1/2037	GA	26,077	-
Mortgage Loan ID#1000003784	10.50%	4/1/2037	GA	181,824	-
Mortgage Loan ID#1000003792	13.00%	2/1/2037	MI	51,564	-
Mortgage Loan ID#1000003801	2.00%	4/1/2022	MD	32,712	-
Mortgage Loan ID#1000003805	9.75%	3/1/2037	GA	33,754	-
Mortgage Loan ID#1000003811	1.00%	10/1/2049	GA	61,810	-
Mortgage Loan ID#1000003816	12.00%	4/1/2037	GA	38,482	-
Mortgage Loan ID#1000003818	11.63%	3/1/2032	MD	75,629	-
Mortgage Loan ID#1000003981	1.00%	5/1/2039	NY	36,435	-
Mortgage Loan ID#5000003993	0.00%	6/1/2012	OH	500	-
Mortgage Loan ID#1000001308	8.38%	7/1/2037	NJ	160,615	-
Mortgage Loan ID#1000002511	2.00%	3/15/2032	NJ	297,970	-
Mortgage Loan ID#1000002556	6.38%	4/15/2032	NV	59,406	-
Mortgage Loan ID#1000002572	7.63%	8/15/2032	CA	77,625	-
Mortgage Loan ID#1000002618	1.00%	12/1/2051	NY	54,971	-
Mortgage Loan ID#1000002890	9.75%	3/15/2032	NY	24,250	-
Mortgage Loan ID#1000002921	8.13%	4/15/2032	IL	80,000	-
Mortgage Loan ID#1000002966	7.63%	3/15/2032	FL	36,270	-
Mortgage Loan ID#1000002984	5.63%	4/15/2032	AZ	61,619	-
Mortgage Loan ID#1000003085	8.13%	10/15/2031	OH	9,882	-
Mortgage Loan ID#1000003086	8.13%	10/15/2031	OH	9,874	-
Mortgage Loan ID#1000003268	7.38%	4/15/2032	FL	8,817	-
Mortgage Loan ID#1000003275	5.38%	3/15/2032	FL	44,818	-
Mortgage Loan ID#1000003327	2.00%	4/1/2037	MN	101,592	-
Mortgage Loan ID#1000003353	1.00%	8/1/2050	WA	85,689	-
Mortgage Loan ID#1000003426	6.38%	4/15/2032	IL	86,603	-
Mortgage Loan ID#1000003588	5.63%	3/15/2032	GA	116,000	-

				240,726,190	144,509,352

				Principal	Fair
Description			State	amount	value
Real estate acquired in settlement of loans
Property ID#1000043536**			MN	$860,000	$845,000
Property ID#1000027733**			IL	573,920	640,000
Property ID#1000027525			NJ	554,549	620,000
Property ID#1000001643**			FL	621,672	610,000
Property ID#1000027182**			NV	649,095	598,000
Property ID#1000026843			CA	536,000	560,000
Property ID#1002229087**			GA	545,063	475,000
Property ID#1000043755			MN	478,088	475,000
Property ID#1000001655**			NY	648,000	455,000
Property ID#1000016184			NJ	440,000	450,000
Property ID#1000028903**			CA	488,632	435,090
Property ID#1000029380**			NJ	400,000	420,219
Property ID#1000029171			FL	509,600	419,900
Property ID#1000035163**			OR	689,500	399,000
Property ID#1000016154**			FL	472,046	390,000
Property ID#1000015537**			FL	460,000	378,000
Property ID#1000043886**			NJ	344,509	366,741
Property ID#1000038427**			NY	263,561	355,000
Property ID#1000027887**			FL	381,340	354,000
Property ID#1000001636			FL	564,000	350,000
Property ID#1000029097**			NJ	364,148	335,000
Property ID#1000027641**			NJ	240,000	323,000
Property ID#1000003529			GA	362,451	320,000
Property ID#1000025801**			FL	284,651	295,000
Property ID#1000027288**			IL	391,812	278,500
Property ID#1000001621			NJ	385,884	275,000
Property ID#1000026017**			CA	319,900	270,000
Property ID#1000001614			NY	328,000	269,011
Property ID#1000027283**			NY	434,198	264,176
Property ID#1000001616			NJ	364,000	260,000
Property ID#1000035995**			WA	208,543	259,677
Property ID#1000001490			NY	285,000	259,000
Property ID#1000034959**			FL	414,474	252,500
Property ID#1000027008**			MD	274,502	250,000
Property ID#1000034994**			NJ	148,782	250,000
Property ID#1000043574**			NJ	330,421	250,000
Property ID#1000026254**			VA	409,382	249,000
Property ID#1000001995			NY	216,015	244,000
Property ID#1000043261**			NJ	288,028	240,000
Property ID#1000016110**			FL	286,771	235,215
Property ID#1000017183**			FL	291,247	235,000
Property ID#1000044101**			PA	181,868	230,235
Property ID#1000043429**			IL	260,332	230,000
Property ID#1000000381			NJ	255,000	226,641
Property ID#1000043996**			PA	240,000	223,481
Property ID#1000000538**			IL	299,999	218,156
Property ID#1000029131**			FL	217,567	215,000
Property ID#1000027736**			NJ	215,996	205,000
Property ID#1000026049**			FL	234,564	200,000
Property ID#1000016021**			NY	280,813	190,000
Property ID#1000001996			PA	191,225	190,000
Property ID#1000034828**			NJ	184,785	185,541
Property ID#1000026356**			MD	294,756	185,000
Property ID#1000028830			NJ	283,816	180,000
Property ID#1000026688**			MO	162,816	175,000
Property ID#1000000226**			AZ	163,669	165,000
Property ID#1000015617**			FL	187,903	165,000
Property ID#1000043128			NJ	102,661	164,413
Property ID#1000002039			NJ	262,475	161,242
Property ID#1000035002**			IL	178,595	160,000
Property ID#1000034988**			FL	185,627	158,750
Property ID#1000027991**			GA	166,641	156,000
Property ID#1000001853			FL	121,089	149,000
Property ID#1000043550**			NJ	193,444	145,500
Property ID#1000027400**			NY	229,668	145,000
Property ID#1000028202**			MD	186,144	145,000
Property ID#1000000903**			CA	135,000	145,000
Property ID#1000015132**			IL	267,660	142,700
Property ID#1000001830			NV	161,021	142,183
Property ID#1000015229**			IA	123,451	133,855
Property ID#1000027480**			FL	183,257	120,000
Property ID#1000017061**			IL	221,259	119,371
Property ID#1000028256**			IL	179,064	115,000
Property ID#1000029258**			PA	115,263	115,000
Property ID#1000029180**			OH	143,347	114,513
Property ID#1000026336**			PA	139,002	105,000
Property ID#1000025987**			WI	178,211	98,000
Property ID#1000016574**			IL	160,406	97,345
Property ID#1000043400**			OH	140,107	95,000
Property ID#1000016347**			OH	91,528	91,528
Property ID#1000000591			NJ	317,267	90,000
Property ID#1000043950**			OR	183,348	90,000
Property ID#1000036109**			NY	80,087	86,000
Property ID#1000043137**			FL	101,296	85,000
Property ID#1000044223**			OK	82,868	81,000
Property ID#1000017410**			MI	137,845	80,000
Property ID#1000034972**			NJ	230,368	78,500
Property ID#1000035080**			NJ	155,369	76,751
Property ID#1000038414**			FL	110,871	75,000
Property ID#1000002239			FL	141,470	73,000
Property ID#1000028902**			PA	98,962	70,000
Property ID#1000027365**			GA	132,719	65,000
Property ID#1000026136**			GA	91,383	63,631
Property ID#1000043920**			NC	92,276	55,000
Property ID#1000038532**			IL	111,378	53,618
Property ID#1000043736**			NJ	114,827	35,000
Property ID#1000044116**			NJ	152,610	35,000
Property ID#1000025919**			OH	47,400	33,797
Property ID#1000001993			IL	100,888	26,422
Property ID#1000000764			FL	69,868	19,900
Property ID#1000029006**			NJ	95,825	18,500
Property ID#1000016929**			ME	114,583	18,000
Property ID#1000001669			IL	199,616	17,174

				27,590,937	22,739,776

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $140,829,915)				268,317,127	167,249,128

INVESTMENTS IN AFFILIATES - 13%*

Name of Issuer				Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^				$15,943,912	$15,943,912

TOTAL INVESTMENTS IN AFFILIATES (Cost $15,943,912)				15,943,912	15,943,912

TOTAL INVESTMENTS (Cost $156,773,827)					$183,193,040

LIABILITIES - 60%*		Note	Maturity
Description		interest rate	date	Principal amount	Fair value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^		4.00%	3/25/2055	$74,765,763	$74,672,306

TOTAL LIABILITIES (Proceeds $74,658,100)				74,765,763	74,672,306

Other assets in excess of other liabilities - 13%*					16,903,562

TOTAL PARTNERS' CAPITAL - 100%*					$125,424,296

* Percentages are stated as a percent of partners' capital
** Pledged as collateral for asset-backed financing (See Note 5)
^ Investment represents securities issued by related parties
All investments are in the United States of America.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant's nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)          /s/ David A. Spector
David A. Spector, CEO

Date       October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ David A. Spector
David A. Spector, CEO

Date       October 27, 2017

By (Signature and Title)          /s/ Andrew S. Chang
Andrew S. Chang, CFO

Date       October 27, 2017
.